AS FILED WITH THE SEC ON __________________.           REGISTRATION NO. 33-38271


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 11


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT
                              (Exact Name of Trust)


                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)


                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------


It is proposed that this filing will become effective (check appropriate space):

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on  May 1, 1998  pursuant to paragraph (b) of Rule 485
           ------------
              (date)

    [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

    [ ] on                pursuant to paragraph (a) of Rule 485
            ------------
               (date)

                              CROSS REFERENCE SHEET

                          (AS REQUIRED BY FORM N-8B-2)


N-8B-2 ITEM NUMBER      LOCATION
------------------      --------

        1.              Cover Page

        2.              Cover Page

        3.              Not Applicable

        4.              Sale of the Contract and Sales Commissions

        5.              Pruco Life Variable Universal Account

        6.              Pruco Life Variable Universal Account

        7.              Not Applicable

        8.              Not Applicable

        9.              Litigation

       10. Brief Description of the Contract; Short Term Cancellation Right or "Free Look"; Transfers; Refund of Sales Charges; Reduction of Charges; Cash Surrender Value; Death Benefit; Partial Withdrawal of Cash Surrender Value; When Proceeds are Paid; Contract Loans; Exchange Right Available in Some States;
                        Reduced Paid-Up Insurance Option Available in Some States; Voting Rights; Substitution of Series Fund Shares; Increases in Face Amount; Decreases in Face Amount; Lapse and Reinstatement

       11. Brief Description of the Contract; Pruco Life Variable Universal Account

       12. Cover Page; Brief Description of the Contract; The Prudential Series Fund, Inc.; Sale of the Contract and Sales Commissions

       13. Brief Description of the Contract; The Prudential Series Fund, Inc.; Premiums; Allocation of Premiums; Charges and Expenses; Refund of Sales Charges; Reduction of Charges; Sale of the Contract and Sales Commissions

       14. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

       15. Brief Description of the Contract; Premiums; Allocation of Premiums; Transfers

       16. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

       17.              Partial Withdrawal of Cash Surrender Value; When
                        Proceeds are Paid

       18.              Pruco Life Variable Universal Account; Cash Surrender
                        Value

       19.              Reports to Contract Owners

       20.              Not Applicable

       21.              Contract Loans

       22.              Not Applicable

N-8B-2 ITEM NUMBER      LOCATION
------------------      --------

       23.              Not Applicable

       24.              Other General Contract Provisions; The Prudential Series
                        Fund, Inc.

       25.              Pruco Life Insurance Company; The Prudential Series
                        Fund, Inc.

       26. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses

       27.              Pruco Life Insurance Company

       28.              Pruco Life Insurance Company; Directors and Officers

       29.              Pruco Life Insurance Company

       30.              Not Applicable

       31.              Not Applicable

       32.              Not Applicable

       33.              Not Applicable

       34.              Not Applicable

       35.              Pruco Life Insurance Company

       36.              Not Applicable

       37.              Not Applicable

       38.              Sale of the Contract and Sales Commissions

       39.              Sale of the Contract and Sales Commissions

       40.              Not Applicable

       41.              Sale of the Contract and Sales Commissions

       42.              Not Applicable

       43.              Not Applicable

       44. Brief Description of the Contract; The Prudential Series Fund, Inc; Cash Surrender Value; Death Benefit

       45.              Not Applicable

       46. Brief Description of the Contract; Pruco Life Variable Universal Account; The Prudential Series Fund, Inc.

       47.              Pruco Life Variable Universal Account

       48.              Not Applicable

       49.              Not Applicable

       50.              Not Applicable

       51.              Not Applicable

       52.              Substitution of Series Fund Shares

       53.              Tax Treatment of Contract Benefits

       54.              Not Applicable

       55.              Not Applicable

       56.              Not Applicable

N-8B-2 ITEM NUMBER      LOCATION
------------------      --------

       57.              Not Applicable

       58.              Not Applicable

       59. Financial Statements: Financial Statements of Pruco Life Variable Universal Account; Consolidated Financial Statements of Pruco Life Insurance Company and Subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

                                PRUSELECT(sm) II



                                   PROSPECTUS


                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT




                                   May 1, 1998








                          PRUCO LIFE INSURANCE COMPANY

PROSPECTUS


May 1, 1998


PRUCO LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL ACCOUNT



                                PRUSELECT(sm) II

                                  VARIABLE LIFE

                               INSURANCE CONTRACTS


This prospectus describes certain individual flexible premium variable universal life insurance contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life calls these contracts its PRUSELECT(sm) II Variable Life Insurance Contracts* (the "Contract"). These Contracts provide individual universal life insurance coverage with flexible premium payments and a variety of investment options. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship, and may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.

The Contracts provide a choice of death benefit plans. Under the first plan, the death benefit generally remains fixed in the amount or amounts scheduled at the outset of the Contract (the "face amount"). Under the second plan, the death benefit varies daily with the investment performance of the chosen investment options. Under either plan, the death benefit will never be less than the face amount, regardless of investment experience, as long as the Contract remains in force. The Contracts also have a cash surrender value which generally increases with the payment of each premium, decreases to reflect charges made by Pruco Life, and varies with the investment performance of the chosen investment options. There is no guaranteed minimum cash surrender value.

The Contracts provide a variety of investment options. The invested portion of premiums may be invested in one or more of the fifteen current investment subaccounts of the Pruco Life Variable Universal Account (the "Account"). The assets of each subaccount of the Account are invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and the Series Fund's statement of additional information describe the investment objectives of and the risks of investing in the fifteen portfolios of the Series Fund currently available under the
Contracts: the MONEY MARKET PORTFOLIO, the DIVERSIFIED BOND PORTFOLIO, the GOVERNMENT INCOME PORTFOLIO, two ZERO COUPON BOND PORTFOLIOS with different liquidation dates--2000 and 2005, the CONSERVATIVE BALANCED PORTFOLIO, the FLEXIBLE MANAGED PORTFOLIO, the HIGH YIELD BOND PORTFOLIO, the STOCK INDEX PORTFOLIO, the EQUITY INCOME PORTFOLIO, the EQUITY PORTFOLIO, the PRUDENTIAL JENNISON PORTFOLIO, the SMALL CAPITALIZATION STOCK PORTFOLIO, the GLOBAL PORTFOLIO, and the NATURAL RESOURCES PORTFOLIO. Other subaccounts and portfolios may be offered in the future.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, SUPPLEMENTING THE EXISTING POLICY BY PURCHASING ADDITIONAL INSURANCE OR A NEW POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 286-7754


*PRUSELECT is a service mark of Prudential.

                               PROSPECTUS CONTENTS

                                                                            PAGE
                                                                            ----

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS........................  1

BRIEF DESCRIPTION OF THE CONTRACT...........................................  2

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE
  VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS
  AVAILABLE UNDER THE CONTRACT..............................................  4
  Pruco Life Insurance Company..............................................  4
  Pruco Life Variable Universal Account.....................................  4
  The Prudential Series Fund, Inc...........................................  4

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS........................  5
  Requirements for Issuance of a Contract...................................  5
  Short-Term Cancellation Right or "Free Look"..............................  5
  Premiums .................................................................  6
  Allocation of Premiums....................................................  6
  Transfers.................................................................  6
  Charges and Expenses......................................................  7
  Refunds of Sales Charges..................................................  9
  Reduction of Charges......................................................  9
  Cash Surrender Value...................................................... 10
  Death Benefit............................................................. 10
  Partial Withdrawal of Cash Surrender Value................................ 10
  Increases in Face Amount.................................................. 11
  Decreases in Face Amount.................................................. 11
  Illustrations of Cash Surrender Values, Death Benefits, and
    Accumulated Premiums.................................................... 11
  Contract Loans............................................................ 13
  When Proceeds Are Paid.................................................... 13
  Tax Treatment of Contract Benefits........................................ 13
  Withholding............................................................... 15
  Other Tax Considerations.................................................. 15
  Lapse and Reinstatement................................................... 15
  Legal Considerations Relating to Sex-Distinct Premiums and Benefits....... 16
  Exchange Right Available in Some States................................... 16
  Reduced Paid-Up Insurance Option Available in Some States................. 16
  Other General Contract Provisions......................................... 16
  Voting Rights............................................................. 16
  Substitution of Series Fund Shares........................................ 17
  Reports to Contract Owners................................................ 17
  Sale of the Contract and Sales Commissions................................ 17
  State Regulation.......................................................... 18
  Experts  ................................................................. 18
  Litigation................................................................ 18
  Year 2000 Compliance...................................................... 18
  Additional Information.................................................... 19
  Financial Statements...................................................... 19

DIRECTORS AND OFFICERS...................................................... 20

FINANCIAL STATEMENTS OF PRUCO LIFE  VARIABLE UNIVERSAL ACCOUNT.............. A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND
  SUBSIDIARIES.............................................................. B1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

                          DEFINITIONS OF SPECIAL TERMS
                             USED IN THIS PROSPECTUS


ATTAINED AGE--The insured's age on the    ISSUE AGE--The insured's age as of the
Contract date plus the number of          Contract date.
Contract years since then.
                                          LOAN VALUE--The maximum amount that a
CASH SURRENDER VALUE--The amount          Contract owner may borrow.
payable to the Contract owner upon
surrender of his or her Contract. The     MONTHLY DATE--The Contract date and
cash surrender value is equal to the      the same date in each subsequent
Contract fund plus any refund of sales    month.
charges due and minus any Contract
debt.                                     NET AMOUNT AT RISK--The amount by
                                          which the death benefit exceeds the
CONTRACT ANNIVERSARY--The same date as    Contract fund.
the Contract date in each later year.
                                          THE PRUDENTIAL SERIES FUND, INC. (THE
CONTRACT DATE--The date the Contract      "SERIES FUND")--A mutual fund with
is issued, as specified in the            separate portfolios, one or more of
Contract.                                 which may be chosen as an underlying
                                          investment for the Contract.
CONTRACT DEBT--The principal amount of
all outstanding loans plus any            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
interest accrued thereon.                 (THE "ACCOUNT")--A separate account of
                                          Pruco Life registered as a unit
CONTRACT FUND--The total amount at any    investment trust under the Investment
time credited to the Contract.            Company Act of 1940.

CONTRACT OWNER--The individual or         SUBACCOUNT--An investment division of
entity that purchases the Contract.       the Account, the assets of which are
                                          invested in the shares of the
CONTRACT YEAR--A year that starts on      corresponding portfolio of the Series
the Contract date or on a Contract        Fund.
anniversary.
                                          VALUATION PERIOD--The period of time
DEATH BENEFIT--The amount payable upon    from one determination of the value of
the death of the insured before the       the amount invested in a subaccount to
deduction of any outstanding Contract     the next. Such determinations are made
debt.                                     when the net asset values of the
                                          portfolios of the Series Fund are
FACE AMOUNT--The amount[s] of life        calculated, which is generally at 4:15
insurance as shown in the Contract's      p.m. New York City time on each day
schedule of face amounts.                 during which the New York Stock
                                          Exchange is open.

--------------------------------------------------------------------------------

                        BRIEF DESCRIPTION OF THE CONTRACT

This prospectus describes individual flexible premium variable universal life insurance contracts (the "Contract") that are offered by Pruco Life Insurance Company ("Pruco Life"). The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship, and may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.

The Contracts provide a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit generally remains fixed in amount unless it is increased to ensure that the Contract continues to satisfy the Internal Revenue Code's definition of life insurance, and only the cash surrender value will vary with investment experience. Under the variable death benefit plan, both the death benefit and cash surrender value will vary with investment experience, but the death benefit of an in-force Contract will never be less than the face amount regardless of investment experience. There is no minimum cash surrender value under either death benefit plan.

The Contract provides flexibility with respect to the payment of premiums. A minimum initial premium must be paid for the Contract to be issued. Thereafter, the Contract owner may generally select the amount and timing of premium payments.

Payment of any specific premium level is not required to ensure that the Contract remains in force. Rather, the Contract will remain in force as long as the Contract fund is sufficient to pay the monthly charges. Conversely, the payment of any specified premium level does not guarantee that the Contract will not lapse. See LAPSE AND REINSTATEMENT, page 15.

There are circumstances, such as the payment of aggregate premiums in excess of the sum of the annual "7-pay" premiums as defined by the Internal Revenue Code, under which the Contract may become a Modified Endowment Contract under federal tax law. If it does, loans and other pre-death distributions are includible in gross income on an income-first basis. Under a Modified Endowment Contract, a 10% penalty tax may be imposed on distributions of income under certain circumstances.

Prospective and current Contract owners are advised to consult a qualified tax advisor before taking steps that may affect whether the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.

The Contract owner may choose to have the premiums (after deduction of a $2 administrative charge, any applicable taxes attributable to premiums, and a sales load) invested in one or more of fifteen subaccounts of the Pruco Life Variable Universal Account (the "Account"). Each subaccount is invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund to which The Prudential Insurance Company of America ("Prudential") acts as the investment advisor. Information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 4 and in the attached prospectus for the Series Fund.

Because the assets that relate to the Contract may be invested in these various investment options, the Contract offers an opportunity for the cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit life insurance. But the owner must accept the risk that, if investment performance is unfavorable, the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value.

Pruco Life deducts certain charges from each premium payment and from the amounts held in the designated investment option[s]. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Charges and Expenses, page 7. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:


               ---------------------------------------------------
                                 PREMIUM PAYMENT
               ---------------------------------------------------
                                       |
                                       |
                     --------------------------------------
                      o less charge for taxes attributable
                        to premiums
                      o less $2 processing fee
                     --------------------------------------
                                       |
                                       |
               ---------------------------------------------------
                o less a front-end sales load of not more than 8%
               ---------------------------------------------------
                                       |
                                       |
--------------------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

o To be invested in one or a combination of the fifteen available portfolios of The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------
                                       |
                                       |
--------------------------------------------------------------------------------
                                  DAILY CHARGES

o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of each of the variable investment options for mortality and expense risks. Currently, Pruco Life intends to charge only 0.6% on these Contracts, but reserves the right to make the full charge.
o Management fees and expenses are deducted from the assets of the Series Fund. See THE PRUDENTIAL SERIES FUND, INC., page 4.
--------------------------------------------------------------------------------
                                       |
                                       |
--------------------------------------------------------------------------------
                                 MONTHLY CHARGES

o An administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance is deducted from the Contract fund.
o A charge for anticipated mortality (the "cost of insurance charge") is deducted, with the maximum charge based on 100% of the 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Tables"), with appropriate adjustments for substandard rating classes.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           POSSIBLE ADDITIONAL CHARGES

o An administrative processing charge of up to $15 will be made in connection with each partial withdrawal of excess cash surrender value.
o An administrative processing charge of up to $15 will be made in connection with each decrease in face amount.
--------------------------------------------------------------------------------

Under certain circumstances, Contract owners may receive a refund of a portion of the sales charge. See REFUNDS OF SALES CHARGES, page 9.

For a limited time, a Contract may be returned in accordance with the terms of the "free-look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 5.

This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in the subsequent sections of this prospectus and in the Contract. That document, together with the application attached to it, constitutes the entire agreement between the owner and Pruco Life and should be retained.

For DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

--------------------------------------------------------------------------------

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                 COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT,
                  AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE
                               UNDER THE CONTRACT


PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state in which the necessary approvals have not been obtained. Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by the Company's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Company policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of the Company as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Should Prudential convert to a stock company, the allocation of stock, cash or other benefits to policyholders and Contract owners would be made in accordance with procedures set forth in the plan of demutualization. In recent demutualizations, policyholders and contract owners of the converting mutual insurer have been eligible to receive consideration while policyholders and contract owners of the insurer's stock subsidiaries have not. It has not yet been determined whether any exceptions to that general approach will be made with respect to policyholders and Contract owners of Prudential's subsidiaries, including the Pruco Life insurance companies.

As of December 31, 1997, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may from time to time make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.


PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

The Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contracts are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. There are currently fifteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Pruco

Life to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.


Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corporation ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC, and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.


As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. In addition to the investment management fee, each portfolio incurs certain expenses, such as accounting and custodian fees. See CHARGES AND EXPENSES, page 7.

It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO, AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.


                  DETAILED INFORMATION FOR PROSPECTIVE CONTRACT
                                     OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Pruco Life offers the Contract on a regular underwriting, a simplified underwriting, and a guaranteed issue basis. Underwritten Contracts require individualized evidence of the insured's insurability and rating class. Guaranteed issue Contracts do not require evidence of insurability and rating class, but may only be issued in certain circumstances on associated individuals, such as those employees of a company who meet criteria established by Pruco Life. Pruco Life will set from time to time minimum face amounts that it will offer. The minimum face amount offered may depend on whether the Contract is issued on an underwritten or guaranteed issue basis. The minimum face amounts currently offered are $50,000 for Contracts issued on a guaranteed basis and $100,000 for Contracts issued on an underwritten basis, although Pruco Life may in its discretion reduce the minimum face amounts of the Contracts it will issue. A Contract owner may establish a schedule of face amounts under which the face amount will change on designated dates.


The Contract may generally be issued on insureds between the ages of 20 and 75 for regular underwriting Contracts and between the ages of 20 and 64 for simplified underwriting and guaranteed issue Contracts. In its discretion, Pruco Life may issue the Contract on insureds of other ages.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, a Contract may be returned for a refund within 10 days after it is received by the Contract owner. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. The Contract owner will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all premium payments made, with no adjustment for investment experience.

PREMIUMS


     Pruco Life will set a minimum initial premium for issuance of a Contract. Within certain maximum and minimum limitations, premiums may generally be paid in any desired frequency or amount. The minimum premium Pruco Life will accept is $25 and Pruco Life reserves the right to limit premiums in any year to $10,000. There are circumstances, however, under which the payment of premiums in amounts that are too large may cause the Contract to be characterized, under the Internal Revenue Code, as a Modified Endowment Contract, which could be significantly disadvantageous. See TAX TREATMENT OF CONTRACT BENEFITS, page 13. Moreover, Pruco Life may refuse to accept a premium that will increase the death benefit by more than the Contract fund. See DEATH BENEFIT, page 10.


ALLOCATION OF PREMIUMS

The following rules govern allocation of premiums by Contract owners. On the Contract date (the date the Contract is issued, as specified in the Contract), any applicable charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge are deducted from the initial premium, and the first monthly deductions are made. See CHARGES AND EXPENSES, page 7. Except as provided below, the remainder of the initial premium will be allocated among the subaccounts according to the allocation specified by the Contract owner. In states which require a return of premium with no adjustment for investment experience to a Contract owner who exercises his or her short-term cancellation right, the initial premium remaining after deduction of the charges described above will be allocated to the Money Market Subaccount until the end of the "free-look" period. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.


The charge for taxes attributable to premiums, the $2 per payment charge, and the front-end sales load also apply to all subsequent premium payments. (The front-end sales load on premiums after the first year is generally reduced to 5%, but Pruco Life reserves the contractual right to charge not more than 8%.) The remainder of such subsequent premiums will be invested in accordance with the investment allocation previously designated. The invested portion of all subsequent premiums is invested in the selected investment option[s] as of the end of the valuation period in which the premium is received at the Home Office stated in the Contract. Provided the Contract is not in default, the Contract owner may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning that Home Office, provided the Contract owner is enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. The percentage of the invested premium that may be allocated to a particular investment option must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot. Of course, the total allocation to all selected investment option[s] must equal 100%.

TRANSFERS

If the Contract is not in default, the Contract owner may, up to four times in each Contract year, transfer amounts from one subaccount to another subaccount. Currently, you may make additional transfers with our consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred. The minimum transfer is the lesser of $250 or the amount the Contract owner has invested in a particular subaccount.

Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. The Contract owner may transfer amounts by proper written notice to a Home Office or by telephone, provided the Contract owner is enrolled to use the Telephone Transfer System. Contract owners will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or the Contract owner elects not to have this privilege. Telephone transfers may not be available on policies that are assigned, see ASSIGNMENT, page 16, depending on the terms of the assignment. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine. Pruco Life will not be held liable for following telephone instructions that it reasonably believes to be genuine. Pruco Life cannot guarantee that owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

On the liquidation date of a Zero Coupon Bond Subaccount, all the shares held by it in the corresponding portfolio of the Series Fund will be redeemed and the proceeds of the redemption applicable to each Contract will be transferred to the Money Market Subaccount unless the Contract owner directs that it be transferred to another subaccount. A transfer that occurs upon the liquidation of a Zero Coupon Bond Subaccount will not be counted as one of the four permissible transfers in a Contract year.

Unless otherwise restricted, a transfer will take effect on the date that proper notice is received at a Home Office.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the subaccounts and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent under a power of attorney on behalf of more than one Contract owner.


CHARGES AND EXPENSES

The total amount invested at any time under the Contract (the "Contract fund") consists of the amount relating to the Contract held in the Account and the principal amount of any Contract loan plus the amount of interest credited upon the loan to the Contract owner.

All charges made by Pruco Life, whether deducted from premiums or from the Contract fund, are set forth below.


     1. A charge is deducted from each premium payment for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" includes any federal, state or local income, premium, excise, business or any other type of tax measured by or based upon the amount of premiums received by Pruco Life. Currently, two such charges are made. The first is a charge for state and local premium-based taxes. These taxes vary by state, and in some states by locality, with the most common level being 2% of premiums. The tax rates generally range from 0.75% to 5% (but in some instances it may exceed 5%). The second charge is for federal income taxes measured by premiums and is equal to 1.25% of premiums. Pruco Life believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1997, 1996 and 1995, Pruco Life received a total of approximately $2,221,646, $2,213,536 and $2,023,142, respectively, in charges for payment of taxes attributable to premiums.

     2. A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. During 1997, 1996 and 1995, Pruco Life received a total of approximately $6,491, $9,339 and $14,104, respectively, in processing charges.

     3. There is a charge to compensate Pruco Life for the cost of selling the Contract. This cost includes sales commissions, advertising, and the printing of prospectuses and sales literature. This charge is called the "sales load" and consists of a deduction of a percentage of the premium remaining after the charge for taxes attributable to premiums and the $2 premium processing charge have been deducted. This percentage is not more than 8%. This is to ensure compliance with a requirement of the Investment Company Act of 1940 that sales load may not exceed 9% of premium. On a non-guaranteed basis, Pruco Life intends to charge a 7% sales load on first year payments and only a 5% sales load on subsequent payments. A portion of the sales load may be refunded if the Contract is surrendered during the first 3 Contract years. Under certain circumstances, Pruco Life may, on a non-guaranteed basis, reduce or refund sales and certain other expenses. See REFUNDS OF SALES CHARGES, page 9 and REDUCTION OF CHARGES, page 9. During 1997, 1996 and 1995, Pruco Life received a total of approximately $3,112,516, $3,398,250 and $3,004,189, respectively, in sales load charges.

     4. On each Monthly date, (i.e., the Contract date and the same day of each succeeding month), the Contract fund is reduced by an administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance (but currently on a non-guaranteed basis of not more than $8 per month). This charge is to compensate Pruco Life for administrative expenses incurred, among other things, in issuing the Contract, processing claims, paying cash surrender values and death benefits, keeping records, and communicating with Contract owners. During 1997, 1996 and 1995, Pruco Life received a total of approximately $262,737, $265,639 and $245,225, respectively, in monthly administrative charges.


     5. Pruco Life deducts a mortality charge (also referred to as a "cost of insurance charge") from the Contract fund on each Monthly date to cover anticipated mortality costs. When an insured dies, the amount of the death benefit paid to the beneficiary is larger than the Contract fund. The mortality charges are designed to enable Pruco Life to pay this larger death benefit. The charge is determined by multiplying the applicable "net amount at risk" (the amount by which the death benefit, computed as if there were no Contract debt, exceeds the Contract fund) by a mortality rate based upon the insured's sex, issue age and current attained age, and the anticipated mortality for that class of persons. The maximum rate that Pruco Life may charge for underwritten and simplified issue Contracts which are not in a substandard risk class is 100% of the applicable rates of the non-smoker/smoker 1980 CSO Tables. The maximum rate that Pruco Life may charge under Contracts issued on a guaranteed issue basis which are not in a substandard risk class is 100% of the applicable rates of the composite 1980 CSO Tables. Higher rates apply if the insured is determined to be in a substandard risk class. Current cost of insurance rates are typically lower than the maximum rates.


     6. An extra risk charge may be deducted monthly for aviation, occupational or temporary extra risks.

     7. A charge is made to compensate Pruco Life for assuming mortality and expense risks. This is done by deducting daily, from the assets of each of the subaccounts, a percentage of those assets up to an effective annual rate of 0.9%. Pruco Life currently intends to charge only 0.6% on these Contracts, but reserves the right to make the full 0.9% charge. The mortality risk assumed is that insureds may live for a shorter period of time than Pruco Life estimated when it determined what mortality charges to make. The expense risk assumed is that expenses will be greater than Pruco Life estimated in fixing its administrative charges. During 1997, 1996 and 1995, Pruco Life received a total of approximately $1,558,648, $1,049,292 and $685,283, respectively, in mortality and expense risk charges.

     8. An administrative processing charge equal to the lesser of $15 or 2% of the amount withdrawn will be made in connection with each partial withdrawal of cash surrender value. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 10.

     9. An administrative processing charge of up to $15 will be made in connection with each decrease in face amount. See DECREASES IN FACE AMOUNT, page 11.

    10. The Account purchases shares of the Series Fund at net asset value. The net asset value of those shares reflects investment management fees and expenses already deducted from the assets of the Series Fund. More detailed information is contained in the attached prospectus for the Series Fund.

          The total expenses of each portfolio for the year 1997 expressed as a percentage of the average assets during the year are shown below:

--------------------------------------------------------------------------------
                               |            |      OTHER      |      TOTAL
                               | INVESTMENT |     EXPENSES    |     EXPENSES
               PORTFOLIO       |  ADVISORY  |  (AFTER EXPENSE |  (AFTER EXPENSE
                               |     FEE    | REIMBURSEMENT)* | REIMBURSEMENT)*
-------------------------------|------------|-----------------|-----------------
MONEY MARKET                   |    0.40%   |      0.03%      |      0.43%
DIVERSIFIED BOND               |    0.40%   |      0.03%      |      0.43%
GOVERNMENT INCOME              |    0.40%   |      0.04%      |      0.44%
ZERO COUPON BOND 2000          |    0.40%   |      0.00%*     |      0.40%*
ZERO COUPON BOND 2005          |    0.40%   |      0.00%*     |      0.40%*
CONSERVATIVE BALANCED          |    0.55%   |      0.01%      |      0.56%
FLEXIBLE MANAGED               |    0.60%   |      0.02%      |      0.62%
HIGH YIELD BOND                |    0.55%   |      0.02%      |      0.57%
STOCK INDEX                    |    0.35%   |      0.02%      |      0.37%
EQUITY INCOME                  |    0.40%   |      0.01%      |      0.41%
EQUITY                         |    0.45%   |      0.01%      |      0.46%
PRUDENTIAL JENNISON            |    0.60%   |      0.04%      |      0.64%
SMALL CAPITALIZATION STOCK     |    0.40%   |      0.10%      |      0.50%
GLOBAL                         |    0.75%   |      0.10%      |      0.85%
NATURAL RESOURCES              |    0.45%   |      0.09%      |      0.54%
--------------------------------------------------------------------------------


* For some of the portfolios, the actual expenses were higher than those shown in the second and third columns. Pruco Life, on a non-guaranteed basis, makes daily adjustments that will offset the effect on Contract owners of some of these expenses incurred by certain portfolios. Pruco Life currently makes such adjustments to ensure that the portfolio expenses indirectly borne by a Contract owner investing in: (1) the Zero Coupon Bond Portfolios will not exceed the investment management fee; (2) the Stock Index Portfolio will not exceed the investment management fee plus 0.05% of the average daily net assets of the portfolio; and (3) the High Yield Bond, Equity Income and Natural Resources Portfolios will not exceed the investment management fee plus 0.1% of the average daily net assets of the portfolio.


     Without such adjustments the portfolio expenses indirectly borne by a Contract owner, expressed as a percentage of the average daily net assets by portfolio, would have been 0.66% for the Zero Coupon Bond Portfolio 2000 and 0.74% for the Zero Coupon Bond Portfolio 2005 during 1997. No such adjustments were necessary for the High Yield Bond, Stock Index, Equity Income and Natural Resources Portfolios in 1997. Pruco Life does not intend to discontinue these adjustments in the future, although it retains the right to do so.

    11. Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life. No charge is currently being made to the Account for company federal income taxes. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account. Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.


In several instances Pruco Life uses the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, Pruco Life reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

The Contract owner may specify the investment option[s] from which the monthly deductions are made. If the amount held in a designated investment option is insufficient or if no selection is made by the owner, the monthly charges will be deducted based on the portions of the Contract fund invested in each of the selected investment option[s].

REFUNDS OF SALES CHARGES

If the Contract is not in default, Pruco Life will, upon full surrender of the Contract within the first 3 Contract years, return any sales charges deducted from premiums paid within the 365 days prior to the date Pruco Life receives the surrender request at a Home Office.

Furthermore, Pruco Life's sales expenses may be reduced if a number of Contracts are purchased with aggregate first year premiums exceeding $5 million by an employer or by employees affiliated with a common employer. On a non-guaranteed basis, this may result in refunds of a portion of the sales load. Thus, currently, at the end of the first Contract year, Pruco Life intends to refund a portion of the sales load for such Contracts. It will do so by adding an amount equal to 3% of the aggregate first year premiums between $5 million to $10 million and 6% of the premiums in excess of $10 million, plus such interest thereon as Pruco Life in its discretion determines, to the Contract fund after the end of the first Contract year.

Any such refund will be generated only by that portion of the aggregate first year premiums over $5 million that 1) does not exceed the "7-pay" premium amount as defined under section 7702A of the Internal Revenue Code, and 2) is received within 11 months of the first Contract date for that employer. Each Contract's portion of the total refund will be proportional to that Contract's contribution to the total aggregate first year premiums eligible for the refund.

Beginning with Contracts sold on or after March 21, 1997, a portion of the sales load may be refunded on a non-guaranteed basis if aggregate premiums paid within the first 11 months of the Contract date, under all Contracts purchased by an employer or by employees affiliated with a common employer (a) exceed two times the "7-pay" premium amount, as defined under section 7702A of the Internal Revenue Code, and (b) exceed $5 million. Currently, at the end of the first Contract year, Pruco Life will refund, by adding to the Contract fund, an amount equal to 4% of the aggregate premiums paid within the first 11 months of the Contract date in excess of the 7-pay limit.

Additional non-guaranteed refunds of sales load may be made based on such factors as total aggregate premiums of a certain amount over a given period of time and the persistency of the Contracts.

REDUCTION OF CHARGES

In addition to the refund of sales charges noted above, Pruco Life reserves the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts; (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced costs will be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life on a uniform basis. Pruco Life's reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

CASH SURRENDER VALUE


The Contract has a cash surrender value which the owner may obtain while the insured is living by surrendering the Contract. Surrendering the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 13. Unlike traditional fixed-benefit life insurance, however, a Contract's cash surrender value is not known in advance because it varies daily with the investment performance of the selected investment option[s]. It also varies with the amount of invested premiums and the charges deducted from the Account. The cash surrender value equals the Contract fund plus any refund of sales charges due minus any Contract debt arising from any outstanding loan. The owner may withdraw part of the cash surrender value under certain conditions. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, below, and TAX TREATMENT OF CONTRACT BENEFITS, page 13.


There is no minimum cash surrender value. If the Contract fund is insufficient to pay monthly charges, the Contract will lapse in 61 days unless a payment sufficient to keep the Contract in force is received. See LAPSE AND REINSTATEMENT, page 15.

The tables on pages T1 through T8 illustrate what the cash surrender values would be for representative Contracts, assuming certain uniform hypothetical investment results in the selected Series Fund portfolio[s].

DEATH BENEFIT

The Contracts provide a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit on any date is equal to the greater of: (1) the current Contract face amount; and (2) the Contract fund before deduction of any monthly charges due on that date, plus a return of any sales charges due upon surrender, multiplied by the "attained age factor" (a list of applicable attained age factors is included in the Contract). Under the variable death benefit plan, the death benefit on any date is equal to the greater of: (1) the Contract face amount plus the Contract fund before deduction of any monthly charges due on that date (but not less than the Contract face amount); and (2) the Contract fund before deduction of any monthly charges, plus a return of any sales charges due upon surrender, multiplied by the attained age factor. Both death benefit plans assume that there is no Contract debt and that the Contract is not in default. Death benefit proceeds will be reduced to reflect any Contract debt. Under either plan, if the death benefit is determined by applying the attained age factor, Pruco Life reserves the right to refuse to accept further premium payments.

If the Contract is in default and the insured dies in the 61-day grace period, the death benefit less any overdue charges is payable. If the insured dies after the grace period, no death benefit is payable. See LAPSE AND REINSTATEMENT, page 15.

With Pruco Life's consent, a Contract owner may be able to increase or decrease the face amount of the Contract. Such action, however, may cause the Contract to be treated as a Modified Endowment Contract and may have tax consequences. See INCREASES IN FACE AMOUNT, page 11, DECREASES IN FACE AMOUNT, page 11, and TAX TREATMENT OF CONTRACT BENEFITS, page 13.

PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE


Contract owners may make withdrawals from the Contract fund. Such withdrawals may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 13. A Contract owner may make up to four withdrawals per year, subject to certain requirements. The amount withdrawn must be at least $2,000 for Contracts with a fixed death benefit and $500 for Contracts with a variable death benefit, and there is an administrative processing fee equal to the lesser of $15 or 2% of the amount withdrawn. A Contract owner may not designate the investment option[s] from which a withdrawal is to be taken. The amount withdrawn plus the administrative processing fee equal to the lesser of $15 or 2% of the amount withdrawn will be taken proportionately from the Contract fund based on the portion of the total Contract fund in a particular investment option. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. All requests for withdrawals must be made in writing. Upon request, Pruco Life will tell a Contract owner how much may be withdrawn. Whenever a withdrawal is made, the face amount may be reduced in order to prevent the net amount at risk from increasing.

No partial withdrawal will be permitted if it would result in a new current face amount of less than $100,000 under an underwritten Contract or less than $50,000 under a guaranteed issue Contract. It is important to note, however, that if the face amount is decreased there is a danger that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal which causes a decrease in face amount, a Contract owner should consult with his or her tax advisor and Pruco Life representative. See TAX TREATMENT OF CONTRACT BENEFITS, page 13. Contract owners who make a partial withdrawal will be sent replacement Contract pages showing the new face amount. A withdrawal may affect target premiums and monthly deductions.

INCREASES IN FACE AMOUNT

A Contract owner may elect to increase the face amount[s] of the Contract no earlier than the first Contract anniversary. The following conditions must be met: (1) the owner must ask for the increase in writing on an appropriate form;
(2) the amount of the increase in face amount must be at least $25,000; (3) if more than one face amount is shown in the Contract, each must be increased by the same amount unless Pruco Life consents otherwise; (4) the insured must supply evidence of insurability for the increase that is satisfactory to Pruco Life; (5) if Pruco Life requests, the owner must send in the Contract to be suitably endorsed; (6) the Contract must not be in default on the date the increase takes effect; (7) if Pruco Life has, between the Contract date and the date that any requested increase in face amount will take effect, changed any of the bases on which benefits and charges are calculated under newly issued Contracts, Pruco Life has the right to deny the increase; (8) the owner must make any required payment at the time of the increase; and (9) Pruco Life has the right to deny more than one increase in a Contract year.

Increases in a Contract's face amount may also affect whether the Contract is a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.

Pruco Life will supply the Contract owner with pages which show the increased face amount[s], the effective date of the increase, and the recomputed charges. If the insured is not living on the effective date of the increase, the increase will not take effect.

DECREASES IN FACE AMOUNT

Pruco Life may permit a Contract owner to decrease the Contract's face amount[s] without withdrawing a portion of the Contract fund. This can be done to reduce monthly charges. There is an administrative processing charge of up to $15 for each decrease. Decreases in face amount may be combined with cash withdrawals.

A Contract owner may elect to decrease the Contract's face amount[s] no earlier than the first Contract anniversary. The following conditions must be met: (1) the owner must ask for the decrease in writing on an appropriate form; (2) the amount of the decrease in face amount must be at least $10,000; (3) if more than one face amount is shown in the Contract, each must be decreased by the same amount unless Pruco Life consents otherwise; and (4) if Pruco Life requests, the owner must send in the Contract to be suitably endorsed. Pruco Life reserves the right to refuse to reduce the Contract's face amount[s] to the extent that this would cause the Contract to fail to qualify as "life insurance" for purposes of section 7702 of the Internal Revenue Code.

Pruco Life will supply the Contract owner with pages which show the decreased face amount[s], the effective date of the decrease, and the recomputed charges. If the insured is not living on the effective date of the decrease, the decrease will not take effect.


Contract owners should carefully consider the tax consequences before requesting a decrease in face amount; if a decrease is effected the Contract may become a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.


ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND
ACCUMULATED PREMIUMS


The following eight tables have been prepared to show how certain values under a Contract change with investment performance of the Account over an extended period of time. The tables assume that there is no Contract debt. The tables illustrate how cash surrender values and death benefits of a Contract issued on an insured of a given age would vary over time if the return on assets in the selected Series Fund portfolios were a uniform, after-tax, annual rate of 0%, 6%, and 12%. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%,and 12% but fluctuated over and under those averages throughout the years. The first four tables assume certain target premiums were paid annually for all years, and the remaining tables assume payment of certain higher annual premiums (the 7-pay premiums, i.e., the maximum annual premiums that may be paid in the first 7 years without the Contract becoming a Modified Endowment Contract under federal tax law) for 7 years. The tables also show the values of the premiums accumulated at 4% interest.

The tables reflect the fact that the net return on the assets held in the subaccounts is lower than the gross after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.51%. The 0.51% figure is based on an average of the current management fees and expenses of the available fifteen portfolios, taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.51%, will vary from year to year, and will depend on how the Contract fund is allocated.

The tables also reflect the daily charge to the Account for assuming mortality and expense risks, the monthly administrative charge, and the monthly mortality charge. As their headings indicate, the following tables alternate between tables reflecting Pruco Life's current charges and tables reflecting the deduction of the maximum contractual charges. They reflect the refund of the prior year's sales charges applicable to surrenders in the first 3 Contract years, but no other refunds of sales charges such as that based on aggregate first year premiums in excess of $5 million. All tables assume a charge of 3.25% for taxes attributable to premiums and reflect the fact that no charges against the Account are currently made for other federal, state or local taxes attributable to the Contract. The tables relate to regularly underwritten contracts on preferred risk insureds.

Upon request, Pruco Life will furnish a comparable illustration based on a proposed Contract's specific circumstances.


                                                          ILLUSTRATIONS
                                                          -------------

                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
                                    ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                                                      USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.11% Net)     (4.89% Net)    (10.89% Net)       (-1.11% Net)     (4.89% Net)    (10.89% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  1,505           $100,000        $100,000      $  100,000            $ 1,188        $  1,260      $    1,332
     2          $  3,070           $100,000        $100,000      $  100,000            $ 2,263        $  2,477      $    2,700
     3          $  4,698           $100,000        $100,000      $  100,000            $ 3,352        $  3,782      $    4,247
     4          $  6,391           $100,000        $100,000      $  100,000            $ 4,356        $  5,077      $    5,890
     5          $  8,151           $100,000        $100,000      $  100,000            $ 5,414        $  6,506      $    7,786
     6          $  9,982           $100,000        $100,000      $  100,000            $ 6,457        $  8,002      $    9,887
     7          $ 11,886           $100,000        $100,000      $  100,000            $ 7,486        $  9,569      $   12,215
     8          $ 13,867           $100,000        $100,000      $  100,000            $ 8,501        $ 11,211      $   14,796
     9          $ 15,926           $100,000        $100,000      $  100,000            $ 9,503        $ 12,932      $   17,659
    10          $ 18,068           $100,000        $100,000      $  100,000            $10,488        $ 14,733      $   20,832
    15          $ 30,134           $100,000        $100,000      $  110,040            $15,164        $ 25,085      $   42,681
    20          $ 44,813           $100,000        $100,000      $  174,185            $19,285        $ 38,021      $   78,747
    25          $ 62,673           $100,000        $105,767      $  268,786            $23,080        $ 55,178      $  140,225
30 (Age 65)     $ 84,403           $100,000        $129,447      $  408,543            $25,931        $ 76,979      $  242,950
    35          $110,840           $100,000        $156,406      $  620,217            $27,387        $104,422      $  414,079
    40          $143,005           $100,000        $187,578      $  943,468            $25,849        $138,227      $  695,245
    45          $182,138           $100,000(2)     $225,008      $1,446,430            $18,711(2)     $179,435      $1,153,471

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 51, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T1


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
                                    ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.41% Net)     (4.59% Net)    (10.59% Net)       (-1.41% Net)     (4.59% Net)    (10.59% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  1,505           $100,000        $100,000        $100,000            $ 1,115        $  1,184        $  1,253
     2          $  3,070           $100,000        $100,000        $100,000            $ 2,097        $  2,298        $  2,507
     3          $  4,698           $100,000        $100,000        $100,000            $ 3,056        $  3,453        $  3,885
     4          $  6,391           $100,000        $100,000        $100,000            $ 3,879        $  4,540        $  5,286
     5          $  8,151           $100,000        $100,000        $100,000            $ 4,789        $  5,782        $  6,949
     6          $  9,982           $100,000        $100,000        $100,000            $ 5,672        $  7,068        $  8,777
     7          $ 11,886           $100,000        $100,000        $100,000            $ 6,528        $  8,399        $ 10,785
     8          $ 13,867           $100,000        $100,000        $100,000            $ 7,357        $  9,777        $ 12,994
     9          $ 15,926           $100,000        $100,000        $100,000            $ 8,158        $ 11,204        $ 15,425
    10          $ 18,068           $100,000        $100,000        $100,000            $ 8,929        $ 12,680        $ 18,101
    15          $ 30,134           $100,000        $100,000        $100,000            $12,283        $ 20,836        $ 36,197
    20          $ 44,813           $100,000        $100,000        $144,424            $14,570        $ 30,364        $ 65,292
    25          $ 62,673           $100,000        $100,000        $211,506            $15,186        $ 41,291        $110,342
30 (Age 65)     $ 84,403           $100,000        $100,000        $300,845            $13,089        $ 53,780        $178,905
    35          $110,840           $100,000        $102,220        $421,032            $ 6,060        $ 68,246        $281,097
    40          $143,005           $      0(2)     $114,095        $584,021            $     0(2)     $ 84,077        $430,367
    45          $182,138           $      0        $125,841        $806,880            $     0        $100,353        $643,455

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                               T2


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
                                    ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                                                      USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.11% Net)     (4.89% Net)    (10.89% Net)       (-1.11% Net)     (4.89% Net)    (10.89% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  3,817           $100,000        $100,000        $100,000            $ 3,086        $  3,270        $  3,455
     2          $  7,787           $100,000        $100,000        $100,000            $ 5,869        $  6,422        $  6,998
     3          $ 11,915           $100,000        $100,000        $100,000            $ 8,671        $  9,784        $ 10,989
     4          $ 16,209           $100,000        $100,000        $100,000            $11,245        $ 13,116        $ 15,224
     5          $ 20,675           $100,000        $100,000        $100,000            $13,942        $ 16,780        $ 20,108
     6          $ 25,319           $100,000        $100,000        $100,000            $16,587        $ 20,608        $ 25,520
     7          $ 30,149           $100,000        $100,000        $100,000            $19,177        $ 24,610        $ 31,526
     8          $ 35,172           $100,000        $100,000        $100,000            $21,736        $ 28,821        $ 38,221
     9          $ 40,395           $100,000        $100,000        $100,000            $24,266        $ 33,255        $ 45,693
10 (Age 65)     $ 45,828           $100,000        $100,000        $100,000            $26,768        $ 37,931        $ 54,042
    15          $ 76,432           $100,000        $100,000        $167,212            $38,657        $ 65,396        $111,637
    20          $113,666           $100,000        $135,787        $279,162            $48,713        $100,062        $205,715
    25          $158,966           $100,000(2)     $180,274        $453,661            $56,624(2)     $143,762        $361,777

----------------
(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 44, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T3


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
                                    ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.41% Net)     (4.59% Net)    (10.59% Net)       (-1.41% Net)     (4.59% Net)    (10.59% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  3,817           $100,000        $100,000        $100,000            $ 2,616         $ 2,784        $  2,952
     2          $  7,787           $100,000        $100,000        $100,000            $ 4,856         $ 5,339        $  5,844
     3          $ 11,915           $100,000        $100,000        $100,000            $ 7,001         $ 7,951        $  8,985
     4          $ 16,209           $100,000        $100,000        $100,000            $ 8,765         $10,336        $ 12,117
     5          $ 20,675           $100,000        $100,000        $100,000            $10,708         $13,059        $ 15,836
     6          $ 25,319           $100,000        $100,000        $100,000            $12,539         $15,834        $ 19,894
     7          $ 30,149           $100,000        $100,000        $100,000            $14,252         $18,661        $ 24,329
     8          $ 35,172           $100,000        $100,000        $100,000            $15,834         $21,532        $ 29,185
     9          $ 40,395           $100,000        $100,000        $100,000            $17,272         $24,445        $ 34,515
10 (Age 65)     $ 45,828           $100,000        $100,000        $100,000            $18,555         $27,397        $ 40,388
    15          $ 76,432           $100,000        $100,000        $120,965            $22,244         $42,877        $ 80,761
    20          $113,666           $100,000        $100,000        $192,443            $18,978         $60,040        $141,812
    25          $158,966           $100,000(2)     $102,198        $288,012            $ 1,201(2)      $81,499        $229,679

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T4


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
                                    ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                      USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.11% Net)     (4.89% Net)    (10.89% Net)       (-1.11% Net)     (4.89% Net)    (10.89% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  4,053           $100,000        $100,000      $  100,000            $ 3,536        $  3,740      $    3,945
     2          $  8,268           $100,000        $100,000      $  100,000            $ 6,771        $  7,391      $    8,035
     3          $ 12,651           $100,000        $100,000      $  100,000            $10,046        $ 11,300      $   12,656
     4          $ 17,210           $100,000        $100,000      $  100,000            $13,094        $ 15,212      $   17,593
     5          $ 21,952           $100,000        $100,000      $  100,000            $16,295        $ 19,514      $   23,279
     6          $ 26,883           $100,000        $100,000      $  102,077            $19,460        $ 24,027      $   29,588
     7          $ 32,011           $100,000        $100,000      $  122,045            $22,591        $ 28,764      $   36,566
     8          $ 33,291           $100,000        $100,000      $  130,230            $22,143        $ 29,977      $   40,324
     9          $ 34,623           $100,000        $100,000      $  139,029            $21,697        $ 31,247      $   44,482
    10          $ 36,008           $100,000        $100,000      $  148,473            $21,248        $ 32,576      $   49,078
    15          $ 43,809           $100,000        $103,638      $  207,364            $18,970        $ 40,198      $   80,430
    20          $ 53,300           $100,000        $109,742      $  291,750            $16,457        $ 49,613      $  131,897
    25          $ 64,848           $100,000        $119,407      $  421,680            $13,722        $ 62,294      $  219,989
30 (Age 65)     $ 78,898           $100,000        $131,702      $  617,437            $ 9,906        $ 78,320      $  367,174
    35          $ 95,991           $100,000        $147,477      $  917,174            $ 4,195        $ 98,461      $  612,339
    40          $116,788           $      0(2)     $167,071      $1,377,376            $     0(2)     $123,115      $1,014,993
    45          $142,090           $      0        $191,856      $2,095,460            $     0        $152,998      $1,671,047

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T5


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
                                    ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.41% Net)     (4.59% Net)    (10.59% Net)       (-1.41% Net)     (4.59% Net)    (10.59% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,459         $ 3,658        $  3,858
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,568         $ 7,166        $  7,789
     3           $ 12,651          $100,000        $100,000      $  100,000            $ 9,629         $10,831        $ 12,133
     4           $ 17,210          $100,000        $100,000      $  100,000            $12,339         $14,359        $ 16,634
     5           $ 21,952          $100,000        $100,000      $  100,000            $15,303         $18,361        $ 21,944
     6           $ 26,883          $100,000        $100,000      $  100,000            $18,218         $22,542        $ 27,816
     7           $ 32,011          $100,000        $100,000      $  114,424            $21,084         $26,911        $ 34,283
     8           $ 33,291          $100,000        $100,000      $  121,350            $20,476         $27,844        $ 37,575
     9           $ 34,623          $100,000        $100,000      $  128,725            $19,858         $28,806        $ 41,185
    10           $ 36,008          $100,000        $100,000      $  136,577            $19,229         $29,799        $ 45,145
    15           $ 43,809          $100,000        $100,000      $  184,114            $15,831         $35,230        $ 71,412
    20           $ 53,300          $100,000        $100,000      $  248,999            $11,693         $41,422        $112,569
    25           $ 64,848          $100,000        $100,000      $  337,445            $ 6,006         $48,224        $176,044
30 (Age 65)      $ 78,898          $      0(2)     $100,000      $  457,990            $     0(2)      $55,416        $272,355
    35           $ 95,991          $      0        $100,000      $  622,401            $     0         $62,591        $415,538
    40           $116,788          $      0        $100,000      $  847,164            $     0         $69,222        $624,278
    45           $142,090          $      0        $100,000(2)   $1,155,911            $     0         $74,363(2)     $921,794

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 29, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 61 unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                               T6


                                            PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                       FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
                                      ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                        USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.11% Net)     (4.89% Net)    (10.89% Net)       (-1.11% Net)     (4.89% Net)    (10.89% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $  7,938           $100,000        $100,000        $100,000            $ 6,893        $  7,292        $  7,692
     2          $ 16,194           $100,000        $100,000        $100,000            $13,192        $ 14,404        $ 15,664
     3          $ 24,780           $100,000        $100,000        $100,000            $19,568        $ 22,024        $ 24,681
     4          $ 33,710           $100,000        $100,000        $100,000            $25,509        $ 29,663        $ 34,337
     5          $ 42,997           $100,000        $100,000        $100,000            $31,758        $ 38,085        $ 45,494
     6          $ 52,655           $100,000        $100,000        $108,004            $37,951        $ 46,953        $ 57,905
     7          $ 62,699           $100,000        $102,222        $130,045            $44,093        $ 56,293        $ 71,615
     8          $ 65,207           $100,000        $103,900        $139,795            $43,214        $ 58,738        $ 79,031
     9          $ 67,815           $100,000        $105,702        $150,421            $42,326        $ 61,308        $ 87,245
10 (Age 65)     $ 70,528           $100,000        $107,637        $162,017            $41,428        $ 64,009        $ 96,347
    15          $ 85,808           $100,000        $119,105        $237,431            $36,434        $ 79,519        $158,518
    20          $104,399           $100,000        $133,521        $352,593            $29,047        $ 98,392        $259,827
    25          $127,017           $100,000(2)     $153,475        $536,815            $15,680(2)     $122,390        $428,089

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 29, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T7


                                          PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                                     FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
                                    ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.41% Net)     (4.59% Net)    (10.59% Net)       (-1.41% Net)     (4.59% Net)    (10.59% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,429         $ 6,810        $  7,192
     2           $ 16,194          $100,000        $100,000        $100,000            $12,160         $13,294        $ 14,476
     3           $ 24,780          $100,000        $100,000        $100,000            $17,788         $20,063        $ 22,530
     4           $ 33,710          $100,000        $100,000        $100,000            $22,726         $26,548        $ 30,861
     5           $ 42,997          $100,000        $100,000        $100,000            $28,158         $33,954        $ 40,764
     6           $ 52,655          $100,000        $100,000        $100,000            $33,497         $41,719        $ 51,782
     7           $ 62,699          $100,000        $100,000        $116,002            $38,747         $49,876        $ 63,882
     8           $ 65,207          $100,000        $100,000        $123,185            $37,107         $51,243        $ 69,641
     9           $ 67,815          $100,000        $100,000        $130,831            $35,349         $52,607        $ 75,883
10 (Age 65)      $ 70,528          $100,000        $100,000        $138,970            $33,453         $53,964        $ 82,642
    15           $ 85,808          $100,000        $100,000        $188,231            $21,078         $60,508        $125,670
    20           $104,399          $      0(2)     $100,000        $255,643            $     0(2)      $65,951        $188,384
    25           $127,017          $      0        $100,000(2)     $348,295            $     0         $68,407(2)     $277,752

----------------

(1)  Assumes no Contract loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 20, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 37 unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES,
AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR
INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T8

CONTRACT LOANS

The Contract owner may borrow from Pruco Life up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value of a Contract is equal to 90% of the Contract fund if the Contract is not in default. The minimum amount that may be borrowed at any one time is $500 unless the loan is used to pay premiums on a life insurance policy issued by Pruco Life or its affiliates.


The Contract provides a choice of fixed or variable loan interest rates. Under the fixed loan interest rate provision, interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Under the variable loan interest rate provision, interest charged on any loan will accrue daily at an annual rate Pruco Life determines at the start of each Contract year (instead of at the fixed 5.5% rate). The interest rate will not exceed any rate required by state law and will not exceed the greater of 5% and the "Published Monthly Average" for the calendar month ending 2 months before the calendar month of the Contract anniversary. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor to that service, or if that average is no longer published, a substantially similar average established by the insurance regulator where the Contract is issued. For example, the Published Monthly Average in 1997 ranged from 7.03% to 7.99%.


Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds the Contract fund, Pruco Life will notify the Contract owner of its intent to terminate the Contract in 61 days, within which time the owner may provide funds sufficient to keep the Contract in force. If the Contract owner fails to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS -- Pre-Death Distributions, page 14, and LAPSE AND REINSTATEMENT, page 15.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the applicable subaccount[s]. The reduction will generally be made in the same proportions as the value in each subaccount bears to the total value of the Contract. While a fixed-rate loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract fund but it will be credited with the assumed effective annual rate of return of 4% rather than with the actual rate of return of the applicable investment option[s]. While a loan made pursuant to the variable loan interest rate provision is outstanding, the amount that was so transferred is credited with an effective annual rate of 4% or an effective annual rate that is 1% less than the loan interest rate for the Contract year, whichever is greater. If a loan remains outstanding at a time when Pruco Life fixes a new rate, the new interest rate will apply.

Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the proceeds otherwise payable.

A loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on the death benefit because the investment results of the selected investment option[s] will apply only to the amount remaining in those investment options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. Loan repayments are allocated to the available investment options proportionately based on their balances at the time of the loan repayment.

The tax treatment of Contract loans depends on whether the Contract is classified as a Modified Endowment Contract for federal tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.

WHEN PROCEEDS ARE PAID

Pruco Life will generally pay any death benefit, cash surrender value, withdrawal or loan proceeds within 7 days after receipt at a Home Office of all the documents required of such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

Treatment as Life Insurance. Under current law, the Contract will be treated as "life insurance," as long as it satisfies certain definitional tests set forth in section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements under section 817(h) of the Code. (For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund.)

Pruco Life believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

However, section 7702 of the Code which defines life insurance for tax purposes gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the section. In this regard, proposed regulations governing mortality charges were issued under section 7702 in 1991 but have not yet been finalized. The mortality charges for substandard risks under the Contract do not comply with the proposed regulations. Consequently, if such regulations are finalized in their current form, the Contract insuring a substandard risk may not qualify as life insurance for federal tax purposes or may be classified as a Modified Endowment Contract.

Additional regulations under section 7702 may be promulgated in the future. It is unclear whether such regulations will have any impact on the Contract. Moreover, in connection with the issuance of temporary regulations under section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under section 817(d) relating to the definition of a variable contract.

Pruco Life intends to comply with final regulations issued under sections 7702 and 817, and therefore reserves the right to make such changes as it deems necessary to assure such compliance. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to Contract owners.

Pre-Death Distributions. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

     1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender may not be deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

          Extra premiums for optional benefits and riders generally do not count in computing total premiums paid, which in turn determines the extent to which withdrawals or surrenders might be taxed.

          A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal, less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the cash surrender value plus any unpaid Contract debt exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

          Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.


     2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. This Contract could be classified as a Modified Endowment Contract under at least two circumstances: if aggregate premiums in excess of the sum of the annual "7-pay" premiums as defined by the Code are paid or if a decrease in the face amount of insurance is made. Moreover, the addition of a rider or increases in the face amount of insurance after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life representative.


          If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans, withdrawals and surrenders are includible in income to the extent that the Contract's cash surrender value plus any unpaid contract debt exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.


          In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 per cent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by non-natural persons such as corporations.


          Under certain circumstances, the Code requires two or more Modified Endowment Contracts issued during a calendar year period to be treated as a single contract for purposes of applying the above rules.

WITHHOLDING

The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

OTHER TAX CONSIDERATIONS


Transfer of the Contract to a new owner, assignment of the Contract, or change of insureds under the Contract may have gift, estate and/or income tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 371/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under section 2601 of the Code.


In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.


Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a business-owned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.


The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due if the owner or insured dies.

LAPSE AND REINSTATEMENT

If the Contract fund on any Monthly date has decreased to zero or less, or if a Contract's debt should exceed its Contract fund, the Contract fund will go into default.

Should this happen, Pruco Life will send the Contract owner a notice of default setting forth the payment necessary to keep the Contract in force. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.

A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

A Contract that has lapsed has no value and provides no benefits. Such a Contract may become a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

The Contracts employ mortality tables that distinguish between males and females. Thus, benefits under Contracts issued on males and females of the same age will differ. The Contract is not available in those states that have adopted regulations prohibiting sex-distinct insurance rates. Moreover, the Contract may not be assigned if to do so would violate regulations or laws relating to sex-distinct insurance rates.

EXCHANGE RIGHT AVAILABLE IN SOME STATES

In some states the owner may have the right within the first 2 Contract years after a Contract is issued, so long as the Contract is not in default, to exchange the Contract for a Life Paid Up at Age 85 plan on the insured's life issued by The Prudential Insurance Company of America. This is a general account policy with guaranteed minimum values. No evidence of insurability will be required to make an exchange. The new policy will have the same issue date and risk classification for the insured as the original Contract. The exchange may be subject to an equitable adjustment in premiums and values, and a payment may be required. Before effecting such an exchange, an owner may wish to obtain tax advice.

REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES


In some states, Contract owners will have the right to take the cash surrender value and use it to acquire fixed reduced paid-up insurance, which provides insurance coverage for the lifetime of the insured. The insurance amount depends on the cash surrender value and the age, sex, and rating class of the insured. Fixed reduced paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 13.


OTHER GENERAL CONTRACT PROVISIONS

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life will pay no more under the Contract than the sum of the premiums paid.

If the insured, whether sane or insane, dies by suicide within 2 years from the effective date of an increase in the face amount of insurance that was requested after issue and required Company approval, Pruco Life will pay, with respect to the amount of the increase, no more than the sum of the monthly charges attributable to the increase.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state or local law or regulation. Generally, the Contract may not be assigned to another insurance company or to an employee benefit plan without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a wide variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the 1940 Act.

The number of Series Fund shares for which instructions may be given by a Contract owner is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Series Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

SUBSTITUTION OF SERIES FUND SHARES

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed reduced paid-up insurance), Contract owners will be sent statements that provide certain information pertinent to their own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

Contract owners will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. The maximum commission that will be paid to the representative is 14 1/2% of premiums received in the first year up to certain limits. Additional first year premiums and premiums in later years may generate up to 4% commission. Moreover, trail commissions of up to 0.2% of the Contract fund as of the Contract's anniversary may be paid. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract may be eligible for additional compensation.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus which may include the amounts derived from the mortality and expense risk charge described in item 7 under CHARGES AND EXPENSES, page 7.

STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The financial statements included in this prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for the year ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Pruco Life. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


YEAR 2000 COMPLIANCE

The services provided to the Contract owners by Pruco Life and Prusec depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, Pruco Life and Prusec's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Pruco Life's abilities to meet its contractual commitments to Contract owners.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.


ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life's office. The address and telephone number are set forth on the cover of this prospectus.

FINANCIAL STATEMENTS

The consolidated financial statements of Pruco Life and subsidiaries included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE


JAMES J. AVERY, JR., Chairman and Director. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, Director. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; Prior to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

KIYOFUMI SAKAGUCHI, Director. -- President, Prudential International Insurance Group since 1995; Prior to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary. -- Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995: Associate General Counsel with Paine Webber.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

JAMES M. SCHLOMANN, Vice President, Comptroller & Chief Accounting Officer. -- Vice President & Associate Comptroller, Prudential since 1997; Prior to 1997:
Senior Executive Vice President & CFO, USLife Corp.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

JAMES A. TIGNANELLI, Senior Vice President. -- Vice President, Compliance, Prudential Individual Insurance since 1996; Prior to 1996: Vice President Field Operations.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                     (This page intentionally left blank.)

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 1997


                                                                                          SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                MONEY       DIVERSIFIED                    FLEXIBLE     CONSERVATIVE
                                                                MARKET         BOND          EQUITY         MANAGED       BALANCED
                                                             -----------    -----------    -----------    -----------    -----------
ASSETS
  Investment in shares of The Prudential Series
  Fund, Inc. ............................................
   Portfolios at net asset value [Note 3] ...............    $ 9,057,166    $36,536,192    $53,602,182    $37,455,493    $47,361,225
  Receivable from Pruco Life Insurance Company
   [Note 2] .............................................        309,987         83,538        171,996         23,892        160,685
                                                             -----------    -----------    -----------    -----------    -----------
     Net Assets .........................................    $ 9,367,153    $36,619,730    $53,774,178    $37,479,385    $47,521,910
                                                             ===========    ===========    ===========    ===========    ===========
NET ASSETS, representing:
  Equity of Contract owners .............................    $ 9,367,153    $36,619,730    $53,774,178    $37,479,385    $47,521,910
  Equity of Pruco Life Insurance Company ................              0              0              0              0              0
                                                             -----------    -----------    -----------    -----------    -----------
                                                             $ 9,367,153    $36,619,730    $53,774,178    $37,479,385    $47,521,910
                                                             ===========    ===========    ===========    ===========    ===========


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997


                                                                                         SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               MONEY       DIVERSIFIED                    FLEXIBLE     CONSERVATIVE
                                                               MARKET         BOND          EQUITY         MANAGED       BALANCED
                                                            -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME
  Dividend distributions received .......................   $   461,061    $ 2,574,631    $ 1,108,812    $ 1,050,936    $ 2,025,296
EXPENSES
  Charges to Contract owners for assuming
   mortality risk and expense risk [Note 5A] ............        50,651        205,292        286,301        206,248        256,921
  Reimbursement for excess expenses [Note 5C] ...........             0              0              0              0              0
                                                            -----------    -----------    -----------    -----------    -----------
NET EXPENSES ............................................        50,651        205,292        286,301        206,248        256,921
                                                            -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ............................       410,410      2,369,339        822,511        844,688      1,768,375
                                                            -----------    -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Capital gains distributions received .................             0        408,037      2,827,131      5,545,715      5,037,552
   Realized gain (loss) on shares redeemed
     [average cost basis] ...............................             0         94,146      1,774,816        605,368        200,066
   Net change in unrealized gain (loss)
     on investments .....................................             0       (288,588)     4,476,157     (1,682,924)    (1,945,306)
                                                            -----------    -----------    -----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS ..........................             0        213,595      9,078,104      4,468,159      3,292,312
                                                            -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................   $   410,410    $ 2,582,934    $ 9,900,615    $ 5,312,847    $ 5,060,687
                                                            ===========    ===========    ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A1

                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 ZERO COUPON            HIGH
    BOND                YIELD             STOCK               EQUITY             NATURAL                               GOVERNMENT
    2000                BOND              INDEX               INCOME            RESOURCES             GLOBAL             INCOME
-------------      -------------      --------------      --------------      --------------      --------------      -------------
$  18,472,034      $   2,090,959      $  110,283,582      $   15,693,129      $    1,016,447      $   10,727,208      $   3,433,155

            0                  0             119,648                   0                   0                   0                  0
-------------      -------------      --------------      --------------      --------------      --------------      -------------
$  18,472,034      $   2,090,959      $  110,403,230      $   15,693,129      $    1,016,447      $   10,727,208      $   3,433,155
=============      =============      ==============      ==============      ==============      ==============      =============

$  18,444,106      $   2,086,946      $  110,403,230      $   15,686,834      $    1,010,567      $   10,671,085      $   3,423,623
       27,928              4,013                   0               6,295               5,880              56,123              9,532
-------------      -------------      --------------      --------------      --------------      --------------      -------------
$  18,472,034      $   2,090,959      $  110,403,230      $   15,693,129      $    1,016,447      $   10,727,208      $   3,433,155
=============      =============      ==============      ==============      ==============      ==============      =============


                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 ZERO COUPON            HIGH
    BOND                YIELD             STOCK               EQUITY             NATURAL                               GOVERNMENT
    2000                BOND              INDEX               INCOME            RESOURCES             GLOBAL             INCOME
-------------      -------------      --------------      --------------      --------------      --------------      -------------
$      745,017     $     197,684      $    1,326,042      $      370,792      $        8,087      $      149,254      $    257,272


       101,616            12,354             502,161              85,229               9,335              80,250            23,144

       (42,117)                0                   0                   0                   0                   0                 0
--------------     -------------      --------------      --------------      --------------      --------------      ------------
        59,499            12,354             502,161              85,229               9,335              80,250            23,144
--------------     -------------      --------------      --------------      --------------      --------------      ------------

       685,518           185,330             823,881             285,563              (1,248)             69,004           234,128
--------------     -------------      --------------      --------------      --------------      --------------      ------------




       690,332                 0           2,997,271           1,414,553             136,346             504,462                 0


       (94,913)           16,526           2,754,626             481,377              24,931           1,501,595            17,410

      (355,649)           59,640          15,534,339           2,177,083            (299,786)           (871,934)           86,634
--------------     -------------      --------------      --------------      --------------      --------------      ------------
       239,770            76,166          21,286,236           4,073,013            (138,509)          1,134,123           104,044
--------------     -------------      --------------      --------------      --------------      --------------      ------------

$      925,288     $     261,496      $   22,110,117      $    4,358,576      $     (139,757)     $    1,203,127      $    338,172
==============     =============      ==============      ==============      ==============      ==============      ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16


                                       A2

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF NET ASSETS
December 31,1997

                                                                       SUBACCOUNTS
                                                     ------------------------------------------
                                                     ZERO COUPON                       SMALL
                                                        BOND         PRUDENTIAL    CAPITALIZATION
                                                        2005          JENNISON         STOCK
                                                     ----------      ----------      ----------
ASSETS
  Investment in shares of the Prudential Series
  Fund, Inc
   Portfolios at net asset value [Note 3] .....      $6,327,635      $  884,922      $5,852,198
  Receivable from Pruco Life Insurance Company
   [Note 2] ...................................               0               0         103,338
                                                     ----------      ----------      ----------
     Net Assets ...............................      $6,327,635      $  884,922      $5,955,536
                                                     ==========      ==========      ==========
NET ASSETS, representing:
  Equity of Contract owners ...................      $6,238,139      $  880,670      $5,955,536
  Equity of Pruco Life Insurance Company ......          89,496           4,252               0
                                                     ----------      ----------      ----------
                                                     $6,327,635      $  884,922      $5,955,536
                                                     ==========      ==========      ==========


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997

                                                                       SUBACCOUNTS
                                                     ------------------------------------------
                                                     ZERO COUPON                       SMALL
                                                        BOND         PRUDENTIAL    CAPITALIZATION
                                                        2005          JENNISON         STOCK
                                                     ----------      ----------      ----------
INVESTMENT INCOME
  Dividend distributions received .............      $  485,431      $    1,751      $   39,052
EXPENSES
  Charges to Contract owners for assuming
   mortality risk and expense risk [Note 5A] ..          42,708           4,217          34,205
  Reimbursement for excess expenses [Note 5C] .         (23,762)              0               0
                                                     ----------      ----------      ----------
NET EXPENSES ..................................          18,946           4,217          34,205
                                                     ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS) ..................         466,485          (2,466)          4,847
                                                     ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Capital gains distributions received .......         124,816          50,105         381,206
   Realized gain (loss) on shares redeemed
     [average cost basis] .....................         225,279          43,121         703,647
   Net change in unrealized gain (loss)
     on investments ...........................         215,644          73,161         238,634
                                                     ----------      ----------      ----------
NET GAIN (LOSS) ON INVESTMENTS ................         565,739         166,387       1,323,487
                                                     ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................      $1,032,224      $  163,921      $1,328,334
                                                     ==========      ==========      ==========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A3

                      (This page intentionally left blank.)










                                       A4

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT




STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997, 1996 and 1995

                                                                                  SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                             MONEY                                      DIVERSIFIED
                                                             MARKET                                         BOND
                                            ------------------------------------------    ------------------------------------------
                                               1997           1996            1995            1997           1996           1995
                                            -----------    -----------    ------------    ------------   ------------    -----------
OPERATIONS
  Net investment income (loss) ..........   $   410,410    $   330,167    $    469,134    $ 2,369,339    $  1,960,688    $ 1,810,053
  Capital gains distributions received ..             0              0               0        408,037               0         75,332
  Realized gain (loss) on shares redeemed
   [average cost basis] .................             0              0               0         94,146         296,104         28,004
  Net change in unrealized gain (loss) on
   investments ..........................             0              0               0       (288,588)       (852,759)     2,492,319
                                            -----------    -----------    ------------    -----------    ------------    -----------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  OPERATIONS ............................       410,410        330,167         469,134      2,582,934       1,404,033      4,405,708
                                            -----------    -----------    ------------    -----------    ------------    -----------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [Note 7] ..............................    (2,071,596)     4,126,018      (6,161,870)     2,394,859      (5,205,030)    12,271,219
                                            -----------    -----------    ------------    -----------    ------------    -----------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  EQUITY TRANSFERS
  [Note 8] ..............................      (115,766)    (2,181,943)      1,824,330        (86,028)        (35,291)         7,946
                                            -----------    -----------    ------------    -----------    ------------    -----------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ................................    (1,776,952)     2,274,242      (3,868,406)     4,891,765      (3,836,288)    16,684,873


NET ASSETS:
  Beginning of year .....................    11,144,105      8,869,863      12,738,269     31,727,965      35,564,253     18,879,380
                                            -----------    -----------    ------------    -----------    ------------    -----------

  End of year ...........................   $ 9,367,153    $11,144,105    $  8,869,863    $36,619,730    $ 31,727,965    $35,564,253
                                            ===========    ===========    ============    ===========    ============    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A5

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                           FLEXIBLE                                   CONSERVATIVE
                 EQUITY                                     MANAGED                                      BALANCED
----------------------------------------   ------------------------------------------   --------------------------------------------
   1997           1996           1995         1997           1996            1995           1997            1996            1995
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    ------------
$   822,511   $   694,391    $   413,265   $   844,688    $   664,545    $    466,846   $  1,768,375    $  1,247,231    $ 1,122,788
  2,827,131     3,585,387      1,044,826     5,545,715      2,731,323         853,956      5,037,552       2,164,504      1,136,745

  1,774,816       633,352         73,478       605,368         75,275         570,360        200,066         464,539        252,185

  4,476,157       759,941      4,223,477    (1,682,924)      (331,513)      1,861,363     (1,945,306)        108,733      2,076,040
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    -----------


  9,900,615     5,673,071      5,755,046     5,312,847      3,139,630       3,752,525      5,060,687       3,985,007      4,587,758
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    -----------




  1,756,237     5,017,735     10,673,446     2,797,186      4,354,486       5,268,603      5,232,756      (1,853,576)     6,371,894
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    -----------




      2,060        (6,721)       118,454        (1,047)        16,614         108,448      1,650,849      (1,583,656)       (10,793)
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    -----------




 11,658,912    10,684,085     16,546,946     8,108,986      7,510,730       9,129,576     11,944,292         547,775     10,948,859




 42,115,266    31,431,181     14,884,235    29,370,399     21,859,669      12,730,093     35,577,618      35,029,843     24,080,984
-----------   -----------    -----------   -----------    -----------    ------------   ------------    ------------    -----------
$53,774,178   $42,115,266    $31,431,181   $37,479,385    $29,370,399    $ 21,859,669   $ 47,521,910    $ 35,577,618    $35,029,843
===========   ===========    ===========   ===========    ===========    ============   ============    ============    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A6

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997, 1996 and 1995

                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                           ZERO COUPON                                    HIGH
                                                              BOND                                       YIELD
                                                              2000                                        BOND
                                            -----------------------------------------    ------------------------------------------
                                                1997          1996           1995           1997           1996           1995
                                            -----------    -----------    -----------    -----------    -----------    ------------
OPERATIONS
  Net investment income (loss) ..........   $   685,518    $   446,118    $    34,920    $   185,330    $   125,028    $     86,052
  Capital gains distributions received ..       690,332              0         32,030              0              0               0
  Realized gain (loss) on shares redeemed
   [average cost basis] .................       (94,913)        81,019         (6,499)        16,526          3,467          14,691
  Net change in unrealized gain (loss) on
   investments ..........................      (355,649)       (17,112)         3,706         59,640         (3,313)         33,141
                                            -----------    -----------    -----------    -----------    -----------    ------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  OPERATIONS ............................       925,288        510,025         64,157        261,496        125,182         133,884
                                            -----------    -----------    -----------    -----------    -----------    ------------




NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [Note 7] ..............................    (3,375,043)    20,209,923         26,150        261,186        594,373         306,768
                                            -----------    -----------    -----------    -----------    -----------    ------------




NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  EQUITY TRANSFERS
  [Note 8] ..............................      (325,458)        (9,441)       344,989         (7,832)        (9,051)          8,247
                                            -----------    -----------    -----------    -----------    -----------    ------------




TOTAL INCREASE (DECREASE) IN NET
  ASSETS ................................    (2,775,213)    20,710,507        435,296        514,850        710,504         448,899




NET ASSETS:
  Beginning of year .....................    21,247,247        536,740        101,444      1,576,109        865,605         416,706
                                            -----------    -----------    -----------    -----------    -----------    ------------
  End of year ...........................   $18,472,034    $21,247,247    $   536,740    $ 2,090,959    $ 1,576,109    $    865,605
                                            ===========    ===========    ===========    ===========    ===========    ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A7

                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                  STOCK                                       EQUITY                                      NATURAL
                  INDEX                                       INCOME                                     RESOURCES
-----------------------------------------   -----------------------------------------   ------------------------------------------
    1997          1996           1995          1997           1996           1995         1997            1996            1995
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------
$    823,881   $   639,792    $   437,582   $   285,563    $   380,320    $   468,252   $   (1,248)   $      1,568    $      6,054
   2,997,271       673,354        232,361     1,414,553        485,860        680,332      136,346         172,185          35,173



   2,754,626       413,888        228,489       481,377        908,956         11,573       24,931          33,275          53,167


  15,534,339     7,149,445      6,328,106     2,177,083      1,098,444      1,305,180     (299,786)         88,415         118,192
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------



  22,110,117     8,876,479      7,226,538     4,358,576      2,873,580      2,465,337     (139,757)        295,443         212,586
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------




  27,253,947    17,931,933     10,570,564      (669,845)    (7,025,151)     3,428,318     (321,997)        425,963        (355,647)
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------




      (7,138)       62,929         25,718       (64,926)      (214,892)       (20,008)     (11,668)          3,239          (4,104)
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------





  49,356,926    26,871,341     17,822,820     3,623,805     (4,366,463)     5,873,647     (473,422)        724,645        (147,165)

  61,046,304    34,174,963     16,352,143    12,069,324     16,435,787     10,562,140    1,489,869         765,224         912,389
------------   -----------    -----------   -----------    -----------    -----------   ----------    ------------    ------------
$110,403,230   $61,046,304    $34,174,963   $15,693,129    $12,069,324    $16,435,787   $1,016,447    $  1,489,869    $    765,224
============   ===========    ===========   ===========    ===========    ===========   ==========    ============    ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A8

                             FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997, 1996 and 1995



                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                                                                         GOVERNMENT
                                                               GLOBAL                                      INCOME
                                            ------------------------------------------    -----------------------------------------
                                                1997            1996           1995            1997          1996           1995
                                            -----------    ------------    -----------    ------------    -----------    ----------
OPERATIONS
  Net investment income (loss) ..........   $    69,004    $    244,627    $    82,453    $    234,128    $   197,575    $  139,648
  Capital gains distributions received ..       504,462         240,786        147,906               0              0             0
  Realized gain (loss) on shares redeemed
   [average cost basis] .................     1,501,595         155,802          4,237          17,410            553        11,506
  Net change in unrealized gain (loss) on
   investments ..........................      (871,934)      1,328,007        433,961          86,634       (117,230)      220,405
                                            -----------    ------------    -----------    ------------    -----------    ----------




NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  OPERATIONS ............................     1,203,127       1,969,222        668,557         338,172         80,898       371,559
                                            -----------    ------------    -----------    ------------    -----------    ----------





NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM
  PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  [Note 7] ..............................    (6,012,623)      5,591,186      4,563,976        (371,160)      ,069,544       575,758
                                            -----------    ------------    -----------    ------------    -----------    ----------





NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY
  TRANSFERS
  [Note 8] ..............................      (140,126)         72,239        (15,748)       (104,696)        75,388        40,705
                                            -----------    ------------    -----------    ------------    -----------    ----------




TOTAL INCREASE (DECREASE) IN NET ASSETS .    (4,949,622)      7,632,647      5,216,785        (137,684)      ,225,830       988,022




NET ASSETS:
  Beginning of year .....................    15,676,830       8,044,183      2,827,398       3,570,839       ,345,009     1,356,987
                                            -----------    ------------    -----------    ------------    -----------    ----------
  End of year ...........................   $10,727,208    $ 15,676,830    $ 8,044,183    $  3,433,155    $  ,570,839    $2,345,009
                                            ===========    ============    ===========    ============    ===========    ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                       A9

                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
               ZERO COUPON                                                                                SMALL
                   BOND                                     PRUDENTIAL                                CAPITALIZATION
                   2005                                      JENNISON*                                    STOCK*
-----------------------------------------   ------------------------------------------   ------------------------------------------
    1997           1996           1995          1997           1996            1995          1997           1996            1995
-----------   ------------    -----------   ------------    -----------    -----------   ------------   ------------    -----------
$   466,485   $     44,490    $    26,758   $     (2,466)   $      (487)   $        (8)  $     4,847    $     13,270    $       (55)
    124,816         10,654         18,081         50,105              0              0       381,206          76,737             95



    225,279             93            718         43,121           (693)         1,471       703,647           2,225          1,098


    215,644        (61,956)        68,079         73,161         14,438          1,016       238,634         219,537          3,091
-----------   ------------    -----------   ------------    -----------    -----------   -----------    ------------    -----------



  1,032,224         (6,719)       113,636        163,921         13,258          2,479     1,328,334         311,769          4,229
-----------   ------------    -----------   ------------    -----------    -----------   -----------    ------------    -----------






  4,188,328         95,281        733,842        445,411        229,628         13,987       334,626       3,553,224        424,320
-----------   ------------    -----------   ------------    -----------    -----------   -----------    ------------    -----------





    119,618          6,971          6,511            806            770         14,662        18,918         (50,657)        30,773
-----------   ------------    -----------   ------------    -----------    -----------   -----------    ------------    -----------





  5,340,170         95,533        853,989        610,138        243,656         31,128     1,681,878       3,814,336        459,322






    987,465        891,932         37,943        274,784         31,128              0     4,273,658         459,322              0
-----------   ------------    -----------   ------------    -----------    -----------   -----------    ------------    -----------
$ 6,327,635   $    987,465    $   891,932   $    884,922    $   274,784    $    31,128   $ 5,955,536    $  4,273,658    $   459,322
===========   ============    ===========   ============    ===========    ===========   ===========    ============    ===========

* Commenced Business on 5/1/95


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                      A10

                        NOTES TO FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1997


Note 1:   General

          Pruco Life Variable Universal Account ("the Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America
          ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I and Pruselect II Variable Universal Life products are invested in the Account as directed by the Contract owners.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.


Note 2:   Significant Accounting Policies

          The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions   Received--Dividend   and  capital  gain  distributions
          received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

          Equity of Pruco Life Insurance Company--Pruco Life maintains a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions, and expense processing. Pruco Life monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life may owe an amount to the Account, which is reflected in the Account's Statements of Net Assets as a receivable from Pruco Life. The receivable does not have an effect on the Contract owner's account or the related unit value.


                                      A11

Note 3:   Investment Information for The Prudential Series Fund, Inc. Portfolios

          The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1997 were as follows:

                                                                                PORTFOLIOS
                                           ------------------------------------------------------------------------------------
                                                MONEY          DIVERSIFIED                         FLEXIBLE       CONSERVATIVE
                                                MARKET            BOND            EQUITY            MANAGED         BALANCED
                                           ---------------   --------------   --------------   ---------------   --------------
              Number of Shares:                    905,717        3,314,887        1,725,258         2,167,527        3,163,696
              Net asset value per share:   $      10.00000   $     11.02185   $     31.06909   $      17.28029   $     14.97022
              Cost:                        $     9,057,166   $   36,491,445   $   44,568,730   $    38,454,251   $   47,693,412


                                                                          PORTFOLIOS (Continued)
                                                 ZERO
                                                COUPON             HIGH
                                                 BOND             YIELD            STOCK            EQUITY           NATURAL
                                                 2000              BOND            INDEX            INCOME          RESOURCES
                                           ---------------   --------------   --------------   ---------------   --------------
              Number of Shares:                  1,465,237          256,732        3,649,411          700,981            66,677
              Net asset value per share:   $      12.60686   $      8.14453   $     30.21956   $     22.38737    $     15.24426
              Cost:                        $    18,853,564   $    2,032,139   $   80,394,017   $   11,961,021    $    1,167,916


                                                                          PORTFOLIOS (Continued)
                                           ------------------------------------------------------------------------------------
                                                                                    ZERO
                                                                                   COUPON                             SMALL
                                                                GOVERNMENT          BOND          PRUDENTIAL     CAPITALIZATION
                                                GLOBAL            INCOME            2005           JENNISON           STOCK
                                           ---------------   --------------   --------------   ---------------   --------------
              Number of Shares:                    598,500          297,943          502,354           49,907           367,346
              Net asset value per share:   $      17.92348   $     11.52286   $     12.59597   $     17.73151    $     15.93104
              Cost:                        $    10,008,815   $    3,345,108   $    6,108,757   $      796,307    $    5,390,935

Note 4:   Contract Owner Unit Information

          Outstanding Contract owner units, unit values and total value of Contract owner equity at December 31, 1997 were as follows:

                                                                                SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
                                                 MONEY         DIVERSIFIED                          FLEXIBLE         CONSERVATIVE
                                                 MARKET            BOND            EQUITY            MANAGED           BALANCED
                                             --------------   --------------   ---------------   ---------------   ---------------
Contract Owner Units Outstanding
  (Pruselect I) ..........................    1,102,936.059    4,412,888.148       686,583.548     2,858,960.718     8,550,453.902
Unit Value (Pruselect I) .................   $      1.46519   $      1.93715   $       3.19611   $       2.49462   $       2.18713
                                             --------------   --------------   ---------------   ---------------   ---------------
Contract Owner Equity (Pruselect I) ......   $    1,616,011   $    8,548,427   $     2,194,397   $     7,132,020   $    18,700,954
                                             ==============   ==============   ===============   ===============   ===============
Contract Owner Units Outstanding
  (Pruselect II) .........................    5,290,195.879    4,491,032.443    16,138,299.801    12,165,125.243    13,177,522.919
Unit Value (Pruselect II) ................   $      1.46519   $      1.93715   $       3.19611   $       2.49462   $       2.18713
                                             --------------   --------------   ---------------   ---------------   ---------------
Contract Owner Equity (Pruselect II) .....   $    7,751,142   $   28,071,303   $    51,579,781   $    30,347,365   $    28,820,956
                                             ==============   ==============   ===============   ===============   ===============
Total Contract OwnerEquity ...............   $    9,367,153   $   36,619,730   $    53,774,178   $    37,479,385   $    47,521,910
                                             ==============   ==============   ===============   ===============   ===============


                                      A12

                                                                           SUBACCOUNTS (Continued)
                                         -----------------------------------------------------------------------------------------
                                              ZERO
                                             COUPON             HIGH
                                              BOND             YIELD              STOCK              EQUITY             NATURAL
                                              2000              BOND              INDEX              INCOME            RESOURCES
                                         -------------     --------------     --------------     --------------     --------------
Contract Owner Units Outstanding
   (Pruselect I) ...................               --          26,520.370      7,118,981.544        271,557.830        248,139.470
Unit Value (Pruselect I) ...........               --      $      2.23846     $      3.18418     $      3.19670     $      1.97472
                                         -------------     --------------     --------------     --------------     --------------
Contract Owner Equity (Pruselect I)                --      $       59,365     $   22,668,119     $      868,089     $      490,004
                                         =============     ==============     ==============     ==============     ==============
Contract Owner Units Outstanding
  (Pruselect II) ...................     9,242,803.161        905,793.039      7,553,439.561      4,635,638.369        263,613.576
Unit Value (Pruselect II) ..........     $     1.99551     $      2.23846     $      3.18418     $      3.19670     $      1.97472
                                         -------------     --------------     --------------     --------------     --------------
Contract Owner Equity (Pruselect II)     $  18,444,106     $    2,027,581     $   87,735,111     $   14,818,745     $      520,563
                                         =============     ==============     ==============     ==============     ==============
Total Contract Owner
  Equity ...........................     $  18,444,106     $    2,086,946     $  110,403,230     $   15,686,834     $    1,010,567
                                         =============     ==============     ==============     ==============     ==============


                                                                          SUBACCOUNTS (Continued)
                                                  ---------------------------------------------------------------------------------
                                                                                           ZERO
                                                                                          COUPON                         SMALL
                                                                      GOVERNMENT           BOND         PRUDENTIAL   CAPITALIZATION
                                                      GLOBAL            INCOME             2005          JENNISON        STOCK
                                                  --------------    --------------    --------------   ------------  --------------
Contract Owner Units Outstanding (Pruselect I)                --        182,044.107               --             --              --
Unit Value (Pruselect I) ......................               --    $      1.84433                --             --              --
                                                  --------------    --------------    --------------   ------------  --------------
Contract Owner Equity (Pruselect I) ...........               --    $      335,749                --             --              --
                                                  ==============    ==============    ==============   ============  ==============
Contract Owner Units Outstanding (Pruselect II)    7,554,590.146     1,674,252.084     2,768,126.415    473,175.810   3,365,375.264
Unit Value (Pruselect II) .....................   $      1.41253    $      1.84433    $      2.25356   $    1.86119  $      1.76965
                                                  --------------    --------------    --------------   ------------  --------------
 Contract Owner Equity (Pruselect II) .........   $   10,671,085    $    3,087,874    $    6,238,139   $    880,670  $    5,955,536
                                                  ==============    ==============    ==============   ============  ==============
Total Contract Owner
  Equity ......................................   $   10,671,085    $    3,423,623    $    6,238,139   $    880,670  $    5,955,536
                                                  ==============    ==============    ==============   ============  ==============

Note 5: Charges and Expenses

     A.   Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges at an effective annual rate of 0.90% are applied daily against the net assets representing equity of Contract owners held in each subaccount. Mortality risk is that Contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. Pruco Life currently intends to charge only 0.60% on these Contracts, but reserves the right to make the full 0.90% charge. For 1997, the amount of these charges paid to Pruco Life was $1,900,632.

     B.   Partial Withdrawal Charge

          A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. For 1997, the amount of these charges paid to Pruco Life was $390.

     C.   Expense Reimbursement

          The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios and for the Stock Index Portfolio, 0.50% for the High Dividend Stock Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios. For 1997, the amounts of these reimbursements totaled $65,879.


                                      A13

     D.   Cost of Insurance Charges

          Contract owner contributions are applied to the Account net of the following charges: transaction costs, administrative charges, premium taxes, and sales loads. During 1997, Pruco Life received a total of $7,280, $298,198, $2,282,878 and $3,317,575, respectively.

Note 6: Taxes

     Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Pruco Life's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded, in these financial statements.

Note 7: Net Increase (Decrease) in Net Assets Resulting from Premium Payments and Other Operating Transfers

     The following amounts represent components of Contract owner activity for the year ended December 31, 1997:

                                                                                   SUBACCOUNTS
                                                   -------------------------------------------------------------------------
                                                       MONEY       DIVERSIFIED                     FLEXIBLE     CONSERVATIVE
                                                      MARKET           BOND          EQUITY         MANAGED       BALANCED
                                                   ------------   -------------   ------------   ------------   ------------
          Contract Owner Net Payments............  $ 16,018,494   $   5,573,222   $  8,187,661   $  4,391,711   $  2,723,156
          Policy Loans...........................  $    (45,968)  $           0   $     (2,354)  $   (101,032)  $   (114,831)
          Policy Loan Repayments and Interest....  $     44,362   $     449,595   $      6,595   $    109,493   $  1,296,181
          Surrenders, Withdrawals, and Death
              Benefits...........................  $   (447,841)  $  (3,109,854)  $ (3,056,522)  $ (3,330,740)  $   (871,239)
          Net Transfers From/To Other
          Subaccounts
              or Fixed Rate Options..............  $(17,376,103)  $     146,922   $ (2,416,623)  $  2,115,451   $  2,899,464
          Administrative and Other Charges.......  $   (264,540)  $    (665,026)  $   (962,520)  $   (387,697)  $   (699,975)


                                                                             SUBACCOUNTS (Continued)
                                                   -------------------------------------------------------------------------
                                                       ZERO
                                                      COUPON           HIGH
                                                       BOND           YIELD           STOCK         EQUITY         NATURAL
                                                       2000            BOND           INDEX         INCOME        RESOURCES
                                                   ------------   -------------   ------------   ------------   ------------
          Contract Owner Net Payments............  $   2,096,958  $     330,357   $ 14,400,181   $    857,548   $     343,362
          Policy Loans...........................  $           0  $           0   $    (15,209)  $          0   $           0
          Policy Loan Repayments and Interest....  $           0  $           0   $     25,713   $          0   $           0
          Surrenders, Withdrawals, and Death
              Benefits...........................  $    (99,448)  $    (298,998)  $ (3,907,071)  $   (802,616)  $    (674,237)
          Net Transfers From/To Other
          Subaccounts
              or Fixed Rate Options..............  $ (5,246,708)  $     297,454   $ 17,853,467   $   (358,547)  $      47,378
          Administrative and Other Charges.......  $   (125,845)  $     (67,627)  $ (1,103,134)  $   (366,230)  $     (38,500)


                                      A14

                                                                               SUBACCOUNTS (Continued)
                                                      -------------------------------------------------------------------------
                                                                                         ZERO
                                                                                        COUPON                         SMALL
                                                                      GOVERNMENT         BOND        PRUDENTIAL    CAPITALIZATION
                                                         GLOBAL         INCOME           2005         JENNISON         STOCK
                                                      ------------   ------------   ------------    ------------   ------------
             Contract Owner Net Payments............  $  2,622,189   $    425,284   $    962,033    $    238,539   $  2,981,948
             Policy Loans...........................  $    (67,171)  $          0   $          0    $          0   $          0
             Policy Loan Repayments and Interest....  $     67,209   $          0   $          0    $          0   $          0
             Surrenders, Withdrawals, and Death
                 Benefits...........................  $ (4,072,024)  $ (1,472,671)  $    (26,502)   $   (293,084)  $ (4,293,128)
             Net Transfers From (To) Other
                 Subaccounts or Fixed Rate Options..  $ (4,363,304)  $    763,266   $  3,302,946    $    508,875   $  1,826,062
             Administrative and Other Charges.......  $   (199,522)  $    (87,039)  $    (50,149)   $     (8,919)  $   (180,256)


Note 8: Net Increase (Decrease) in Net Assets Resulting from Equity Transfers

     The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life to (from) the Account.

Note 9: Unit Activity

     Transactions in units (including transfers among subaccounts) for the year ended December 31, 1997 were as follows:

                                                                      SUBACCOUNTS
                   ----------------------------------------------------------------------------------------------------------------
                                  MONEY                               DIVERSIFIED
                                  MARKET                                 BOND                                  EQUITY
                   -----------------------------------     ----------------------------------     ---------------------------------
                         1997               1996                1997               1996                1997              1996
                   ---------------     ---------------     --------------     ---------------     --------------     --------------
Contract Owner
Contributions:     15,281,942.176      20,647,285.964       4,556,759.761      7,359,670.236       4,465,526.524      7,684,190.757

Contract Owner
Redemptions:       (16,788,123.030)    (17,694,761.491)    (3,288,084.929)    (10,274,180.721)    (3,935,074.015)    (5,707,765.375)


                                                               SUBACCOUNTS (Continued)
                   ----------------------------------------------------------------------------------------------------------------
                                 FLEXIBLE                            CONSERVATIVE                           ZERO COUPON
                                  MANAGED                              BALANCED                              BOND 2000
                   -----------------------------------     ----------------------------------     ---------------------------------
                        1997                1996                1997               1996               1997               1996
                   ---------------     ---------------     --------------     ---------------     --------------     --------------
Contract Owner
Contributions:      4,476,619.574      7,183,433.288      5,516,348.666       8,974,255.110      11,968,206.972      14,921,286.301

Contract Owner
Redemptions:       (3,255,025.198)    (4,966,689.021)    (2,950,236.500)    (10,034,514.954)    (13,929,611.473)     (3,798,030.241)

                                                                 SUBACCOUNTS (Continued)
                   ----------------------------------------------------------------------------------------------------------------
                                HIGH YIELD                               STOCK                                 EQUITY
                                   BOND                                  INDEX                                 INCOME
                   -----------------------------------     ----------------------------------     ---------------------------------
                        1997                1996                1997               1996               1997               1996
                   ---------------     ---------------     --------------     ---------------     --------------     --------------
Contract Owner         1,021,708.474      1,571,263.548     20,876,570.943      16,298,797.181         679,346.399    2,219,957.320
Contributions:

Contract Owner
Redemptions:            (879,848.727)    (1,254,509.408)    (11,486,568.171)    (8,266,289.229)       (873,681.564)  (5,553,498.457)


                                      A15

                                                               SUBACCOUNTS (Continued)
                          ---------------------------------------------------------------------------------------------------------
                                      NATURAL                                                              GOVERNMENT
                                     RESOURCES                          GLOBAL                                INCOME
                          -----------------------------   ----------------------------------      ---------------------------------
                              1997             1996            1997                1996                1997               1996
                          ------------     ------------   ---------------     --------------      --------------     --------------
Contract Owner
Contributions:             237,684.462      601,006.759   10,705,192.681      10,357,717.745       3,049,722.668      4,777,803.530

Contract Owner
Redemptions:              (378,670.722)    (380,046.556)  (14,887,427.575)    (5,813,881.205)     (3,251,976.746)    (4,123,117.602)

                                                                SUBACCOUNTS (Continued)
                          ---------------------------------------------------------------------------------------------------------
                                      ZERO                                                                     SMALL
                                     COUPON                          PRUDENTIAL                            CAPITALIZATION
                                    BOND 2005                         JENNISON                                  STOCK
                          -----------------------------    -------------------------------        ---------------------------------
                              1997             1996            1997                1996                1997               1996
                          -------------     -----------    ------------        -----------        --------------      -------------
Contract Owner
Contributions:            9,228,779.311      78,742.069     589,921.061        202,257.810         3,529,906.547      2,812,163.248

Contract Owner
Redemptions:             (6,935,186.525)    (28,992.975)   (302,689.627)       (28,028.317)       (3,181,968.127)      (182,921.460)


Note 10: Purchases and Sales of Investments

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund were as follows:


                                                                                   PORTFOLIOS
                                                -------------------------------------------------------------------------------
                                                    MONEY         DIVERSIFIED                      FLEXIBLE       CONSERVATIVE
                                                    MARKET           BOND            EQUITY         MANAGED         BALANCED
                                                --------------   ------------     ------------   --------------   -------------
           For the year ended December 31, 1997
           Purchases.........................   $   14,743,000   $  6,615,000     $ 10,423,000   $    8,975,000   $   9,219,000
           Sales.............................   $  (17,291,000)  $ (4,595,000)    $ (9,123,000)  $   (6,409,000)  $  (2,753,000)


                                                                             PORTFOLIOS (Continued)
                                                -------------------------------------------------------------------------------
                                                  ZERO COUPON      HIGH YIELD         STOCK          EQUITY          NATURAL
                                                   BOND 2000          BOND            INDEX          INCOME         RESOURCES
                                                --------------   ------------     ------------   --------------   -------------
           For the year ended December 31, 1997
           Purchases.........................   $   14,644,000   $    645,000     $ 37,720,000   $    1,012,000   $     438,000
           Sales.............................   $  (18,404,000)  $   (404,000)    $(11,095,000)  $   (1,832,000)  $    (781,000)


                                                                             PORTFOLIOS (Continued)
                                                -------------------------------------------------------------------------------
                                                                                                                      SMALL
                                                                   GOVERNMENT      ZERO COUPON     PRUDENTIAL     CAPITALIZATION
                                                    GLOBAL           INCOME         BOND 2005       JENNISON          STOCK
                                                --------------   ------------     ------------   --------------   -------------
           For the year ended December 31, 1997
           Purchases.........................   $    3,457,000   $  1,061,000     $ 14,149,000   $      734,000   $   4,489,000
           Sales.............................   $   (9,690,000)  $ (1,560,000)    $ (9,860,000)  $     (292,000)  $  (4,273,000)


                                      A16

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Contract Owners of the
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, Zero Coupon Bond 2000, High Yield Bond, Stock Index, Equity Income, Natural Resources, Global, Government Income, Zero Coupon Bond 2005, Prudential Jennison and Small Capitalization Stock Subaccounts of the Pruco Life Variable Universal Account at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1997, provide a reasonable basis for the opinion expressed above.






PRICE WATERHOUSE LLP
New York, New York
March 20, 1998



                                      A17

                          INDEPENDENT AUDITORS' REPORT



To the Contract Owners of
Pruco Life Variable Universal
Account and the Board of Directors
of Pruco Life Insurance Company
Newark, New Jersey


We have audited the accompanying statements of changes in net assets of Pruco Life Variable Universal Account of Pruco Life Insurance Company (comprising, respectively, the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, Zero Coupon Bond 2000, High Yield Bond, Stock Index, Equity Income, Natural Resources, Global, Government Income, Zero Coupon Bond 2005, Prudential Jennison, and Small Capitalization Stock subaccounts) for the periods presented in the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Pruco Life Variable Universal Account for the respective stated periods in conformity with generally accepted accounting principles.







Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996





                                      A18

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
DECEMBER 31, 1997 AND 1996 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  1997                   1996
                                                                             -----------------      -----------------

ASSETS
Fixed maturities
  Available for sale, at fair value (amortized cost, 1997: $2,526,554;
    1996: $2,210,150)                                                           $ 2,563,852            $ 2,236,817
  Held to maturity, at amortized cost (fair value, 1997: $350,056; 1996:
    $416,102)                                                                       338,848                405,731
Equity securities - available for sale, at fair value (cost, 1997: $1,289;
  1996: $3,626)                                                                       1,982                  3,748
Mortgage loans on real estate                                                        22,787                 46,915
Policy loans                                                                        703,955                639,782
Short-term investments                                                              316,355                169,830
Other long-term investments                                                           1,317                  4,528
                                                                             -----------------      -----------------
      Total investments                                                           3,949,096              3,507,351

Cash                                                                                 71,358                 73,766
Deferred policy acquisition costs                                                   655,242                633,159
Accrued investment income                                                            67,000                 62,110
Income taxes receivable                                                                   -                  7,191
Reinsurance recoverable on unpaid losses                                             25,882                 27,014
Other assets                                                                         60,810                 62,924
Separate Account assets                                                           8,022,079              5,336,851
                                                                             -----------------      -----------------
TOTAL ASSETS                                                                    $12,851,467             $9,710,366
                                                                             =================      =================
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                                 $ 2,282,191            $ 2,188,862
Future policy benefits and other policyholder liabilities                           570,729                557,351
Cash collateral for loaned securities                                               143,421                      -
Income taxes payable                                                                 71,703                      -
Deferred income tax liability                                                       138,483                148,960
Payable to affiliate                                                                 70,375                 49,828
Other liabilities                                                                   120,260                 88,930
Separate Account liabilities                                                      7,948,788              5,277,454
                                                                             -----------------      -----------------
TOTAL LIABILITIES                                                                11,345,950              8,311,385
                                                                             -----------------      -----------------
CONTINGENCIES - (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, $10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding at
  December 31, 1997 and 1996                                                          2,500                  2,500
Paid-in-capital                                                                     439,582                439,582
Retained earnings                                                                 1,050,871                944,497
Net unrealized investment gains                                                      17,129                 14,104
Foreign currency translation adjustments                                             (4,565)                (1,702)
                                                                             -----------------      -----------------
TOTAL STOCKHOLDER'S EQUITY                                                        1,505,517              1,398,981
                                                                             -----------------      -----------------
TOTAL LIABILITIES AND
  STOCKHOLDER'S EQUITY                                                          $12,851,467             $9,710,366
                                                                             =================      =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                  1997                 1996                 1995
                                                            -----------------    -----------------    -----------------
REVENUES

Premiums                                                          $   49,496           $   51,525          $    42,089
Policy charges and fee income                                        330,292              324,976              319,012
Net investment income                                                259,634              247,328              246,618
Realized investment gains, net                                        10,974               10,835               13,200
Other income                                                          33,801               20,818               26,986
                                                            -----------------    -----------------    -----------------

TOTAL REVENUES                                                       684,197              655,482              647,905
                                                            -----------------    -----------------    -----------------
BENEFITS AND EXPENSES

Policyholders' benefits                                              179,419              186,873              153,987
Interest credited to policyholders' account balances                 110,815              118,246              126,926
General, administrative and other expenses                           225,721              122,006              134,790
                                                            -----------------    -----------------    -----------------

TOTAL BENEFITS AND EXPENSES                                          515,955              427,125              415,703
                                                            -----------------    -----------------    -----------------

Income from operations before income taxes                           168,242              228,357              232,202
                                                            -----------------    -----------------    -----------------

Income taxes
     Current                                                          73,326               60,196               67,014
     Deferred                                                        (11,458)              18,939               12,544
                                                            -----------------    -----------------    -----------------

Total income taxes                                                    61,868               79,135               79,558
                                                            -----------------    -----------------    -----------------

NET INCOME                                                        $  106,374           $  149,222           $  152,644
                                                            =================    =================    =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                              NET        FOREIGN
                                                                           UNREALIZED    CURRENCY       TOTAL
                                    COMMON       PAID-IN-     RETAINED     INVESTMENT   TRANSLATION STOCKHOLDER'S
                                    STOCK        CAPITAL      EARNINGS        GAINS     ADJUSTMENTS     EQUITY
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, JANUARY 1, 1995         $   2,500      $ 439,582    $  642,631    $(41,761)    $      650     $1,043,602


      Net income                        --             --       152,644          --             --        152,644

      Change in foreign
        currency translation
        adjustments                     --             --            --           --        (1,870)        (1,870)

      Change in net
        unrealized
        investment gains                --             --            --      73,817             --         73,817
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1995           2,500        439,582       795,275      32,056         (1,220)     1,268,193

      Net income                        --             --       149,222          --             --        149,222

      Change in foreign
        currency translation
        adjustments                     --             --            --          --           (482)          (482)

      Change in net
        unrealized
        investment gains                --             --            --     (17,952)            --        (17,952)
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1996           2,500        439,582       944,497      14,104         (1,702)     1,398,981

      Net income                        --             --       106,374          --             --        106,374

      Change in foreign
        currency translation
        adjustments                     --             --            --          --         (2,863)        (2,863)

      Change in net
        unrealized
        investment gains                --             --            --       3,025             --          3,025
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1997       $   2,500      $ 439,582    $1,050,871    $ 17,129    $    (4,565)    $1,505,517

                                ============= ============= ============= ============= =========== =============


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------


                                                                               1997             1996         1995
                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $ 106,374        $ 149,222   $ 152,644
Adjustments to reconcile net income to net cash provided by
     operating activities:
     Policy charges and fee income                                            (40,783)         (50,286)    (56,637)
     Interest credited to policyholders' account balances                     110,815          118,246     126,926
     Net increase in Separate Accounts                                        (13,894)         (38,025)     (3,520)
     Realized investment gains, net                                           (10,974)         (10,835)    (13,200)
     Amortization and other non-cash items                                     (5,525)          26,709      (8,106)
     Change in:
         Future policy benefits and other policyholders' liabilities           13,378           56,151      22,877
         Accrued investment income                                             (4,890)          (2,248)       (480)
         Payable to affiliate                                                  20,547           16,519      10,569
         Policy loans                                                         (64,173)         (70,509)    (75,411)
         Deferred policy acquisition costs                                    (22,083)         (66,183)     31,318
         Income taxes payable/receivable                                       78,894             (816)     12,031
         Reinsurance recoverable on unpaid losses                               1,132              900         750
         Deferred income tax liability                                        (10,477)           7,912      30,779
         Other, net                                                            34,094            7,564     (76,702)

                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES                                          192,435          144,321     153,838
                                                                          --------------- -------------- ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
       Fixed maturities:
           Available for sale                                               2,828,665        3,886,254   1,886,687
           Held to maturity                                                   138,626          138,127     144,898
         Equity securities                                                      6,939            7,527       5,557
         Mortgage loans on real estate                                         24,925           19,226       7,395
         Other long-term investments                                            3,276              288       1,559
         Investment real estate                                                    --            4,488       2,926
     Payments for the purchase of:
         Fixed maturities:
           Available for sale                                              (3,141,785)      (4,008,810) (1,741,139)
           Held to maturity                                                   (70,532)        (114,494)   (135,092)
         Equity securities                                                     (4,594)          (4,697)     (4,279)
         Other long-term investments                                              (51)            (657)     (1,674)
     Cash collateral for loaned securities, net                               143,421               --          --
     Short-term investments, net                                             (147,030)          58,186     (36,482)
                                                                          --------------- -------------- ------------
CASH FLOWS (USED IN) FROM INVESTING ACTIVITIES                               (218,140)         (14,562)    130,356
                                                                          --------------- -------------- ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
       Deposits                                                             2,099,600          536,370      95,039
       Withdrawals                                                         (2,076,303)        (633,798)   (365,578)
                                                                          --------------- -------------- ------------
CASH FLOWS FROM (USED IN)FINANCING ACTIVITIES                                  23,297          (97,428)   (270,539)
                                                                          --------------- -------------- ------------
     Net (decrease) increase in Cash                                           (2,408)          32,331      13,655
     Cash, beginning of year                                                   73,766           41,435      27,780
                                                                          --------------- -------------- ------------
CASH, END OF YEAR                                                           $  71,358        $  73,766    $ 41,435
                                                                          =============== ============== ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes (received) paid                                          $  (7,904)       $  61,760    $ 53,107
                                                                          =============== ============== ============



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable life insurance, variable annuities, and deferred annuities (the Contracts) in all states except New York, the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licenced to sell individual life insurance and deferred annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1977 and at this time will not be issuing new business.

The only reportable industry segment of the Company is "Life Insurance."

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The consolidated financial statements include the accounts of the Company, a stock life insurance company, and its subsidiaries. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENTS
FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Net unrealized investment gains."

EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in separate component of equity, "Net unrealized investment gains."

MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts

POLICY LOANS are carried at unpaid principal balances.

SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

CASH
Cash includes cash on hand, amounts due from banks, and money market instruments.

DEFERRED POLICY ACQUISITION COSTS
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Amortization of deferred policy acquisition costs was $149,851 thousand, $9,309 thousand, and $54,371 thousand for the years ended December 31, 1997, 1996, and 1995, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Future policy benefits includes reserves for annuities in payout status as well as reserves for riders and supplemental benefits. Reserves for annuities in payout status are generally calculated as the present value of estimated future benefit payments and related expenses, using interest rates ranging from 6.5% to 11.0%. The mortality assumption is generally the 1983 Individual Annuity Mortality Table. Reserves for riders and supplemental benefits are calculated using interest rates ranging from 2.5% to 7.25% and various mortality and morbidity tables derived from company or industry experience. Reserves for business in the Company's Taiwan branch are generally calculated using interest rates ranging from 6.25% to 7.5% and the 1989 Taiwan Standard Ordinary Experience Mortality table with modifications.

For the above categories, premium deficiency reserves are established, if necessary, when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses.

Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest, less expense and mortality charges and withdrawals. Interest crediting rates on life insurance products range from 4.2% to 6.5% and on investment-type products range from 3.15% to 7.9%.

SECURITIES LOANED are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially, all of the Company's securities loaned are with large brokerage firms.

These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE REVENUE AND EXPENSE RECOGNITION
Amounts received as payment for interest-sensitive life, investment contracts and deferred annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges, and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Assets and liabilities of the Taiwan branch reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives include futures subject to market risk, all of which are used by the Company in other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis on the Statements of Financial Position. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are realized in "Realized investment gains, net." If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

Derivatives held for purposes other than trading are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

INCOME TAXES
The Company and its subsidiaries are members of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not, and will not have a material impact on the Company's results of operations, financial condition and liquidity.

In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

RECLASSIFICATIONS
Certain amounts in the prior years have been reclassified to conform to current year presentation.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                              1997
                                            ----------------------------------------------------------------------
                                                                   Gross             Gross
                                               Amortized         Unrealized       Unrealized      Estimated Fair
                                                  Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                        (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $  177,691        $    1,231       $       20        $  178,902

Foreign government bonds                              83,889             1,118               19            84,988

Corporate securities                               2,263,898            36,857            2,017         2,298,738

Mortgage-backed securities                             1,076               180               32             1,224
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,526,554        $   39,386       $    2,088        $2,563,852
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    1,289        $      802       $      109        $    1,982
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  338,848        $   11,427       $      219        $  350,056
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  338,848        $   11,427       $      219        $  350,056
                                            ==================  =================  ==============  ===============

                                                                              1996
                                            ----------------------------------------------------------------------
                                                                     Gross            Gross
                                                 Amortized        Unrealized        Unrealized     Estimated Fair
                                                    Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                         (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $   32,055        $       30       $      174        $   31,911

Foreign government bonds                              90,447               857              205            91,099

Corporate securities                               2,087,250            30,365            4,206         2,113,409

Mortgage-backed securities                               398                --               --               398
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,210,150      $     31,252       $    4,585        $2,236,817
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    3,626      $        819       $      697        $    3,748
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  405,731      $     10,947       $      576        $  416,102
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  405,731      $     10,947       $      576        $  416,102
                                            ==================  =================  ==============  ===============

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1997, are shown below:

                                                AVAILABLE FOR SALE                         HELD TO MATURITY
                                        ----------------------------------        -----------------------------------
                                                              ESTIMATED                                 ESTIMATED
                                                                 FAIR                                      FAIR
                                          AMORTIZED COST        VALUE               AMORTIZED COST        VALUE
                                        ----------------- ----------------        ----------------- -----------------
                                                  (In Thousands)                            (In Thousands)

Due in one year or less                     $   29,759       $   29,731               $   13,736        $   13,838

Due after one year through five years        1,738,532        1,758,946                  204,298           212,050

Due after five years through ten years         555,194          567,928                   98,192           101,143

Due after ten years                            201,993          206,023                   22,622            23,025

Mortgage-backed securities                       1,076            1,224                       --                --
                                        ----------------- ----------------        ----------------- -----------------
Total                                       $2,526,554       $2,563,852               $  338,848        $  350,056
                                        ================= ================        ================= =================

Actual maturities will differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1997, 1996, and 1995 were $2,796,306 thousand, $3,667,062 thousand, and $1,807,584 thousand, respectively. Gross gains of $18,635 thousand, $22,078 thousand, and $25,909 thousand and gross losses of $7,990 thousand, $17,718 thousand, and $13,907 thousand were realized on those sales during 1997, 1996, and 1995, respectively. Proceeds from the maturity of fixed maturities available for sale during 1997, 1996, and 1995 were $32,359 thousand, $219,192 thousand, and $79,103 thousand, respectively. During the years ended December 31, 1997, 1996 and 1995, there were no securities classified as held to maturity that were sold.

The following table describes the amortized cost and estimated fair value of fixed maturity securities by rating agency equivalent as of December 31, 1997:


                                   AVAILABLE FOR SALE                   HELD TO MATURITY
                           --------------------------------       -------------------------------

                              AMORTIZED    ESTIMATED FAIR            AMORTIZED    ESTIMATED FAIR
                                 COST          VALUE                    COST          VALUE
                           --------------- ----------------       --------------- ---------------
                                    (In Thousands)                        (In Thousands)

       AAA/AA/A             $ 1,319,527      $ 1,334,823           $   187,692     $   194,797

       BBB                    1,047,203        1,062,641               128,481         131,820

       BB                        80,136           83,293                20,540          21,264

       B                         73,717           76,781                 2,132           2,172

       CCC or lower               5,943            6,288                    --              --

       In or near default            28               26                     3               3
                           --------------- ----------------       --------------- ---------------

            Total           $ 2,526,554      $ 2,563,852           $   338,848     $   350,056
                           =============== ================       =============== ===============

The NAIC rates certain public and private placement securities as "in or near default" if they are currently non-performing or believed subject to default in the near term. The Company's holdings of these securities, in the aggregate, comprised less than 1% of total invested assets at December 31, 1997 and 1996.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

MORTGAGE LOANS ON REAL ESTATE
The Company's mortgage loans were collateralized by the following property types at December 31,

                                      1997                         1996
                             ----------------------      -----------------------

                                               (In Thousands)

Office buildings                $   4,607      20%          $  18,497       39%

Retail stores                       8,090      35%              8,731       19%

Apartment complexes                 6,080      27%             11,771       25%

Industrial buildings                4,010      18%              7,916       17%

                             ----------------------      -----------------------
      Net carrying value        $  22,787     100%          $  46,915      100%
                             ======================      =======================


The mortgage loans are geographically dispersed throughout the United States with the largest concentrations in Washington (29%) and Pennsylvania (27%).

SPECIAL DEPOSITS
Fixed maturities of $8,302 thousand and $8,744 thousand at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

OTHER LONG-TERM INVESTMENTS
The Company's "Other long-term investments" of $1,317 thousand and $4,528 thousand as of December 31, 1997 and 1996, respectively, are comprised of non-real estate related interests. The Company's share of net income from these entities is $2,158 thousand, $1,434 thousand and $345 thousand for the years ended December 31, 1997, 1996 and 1995, respectively, and is reported in "Net investment income."

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                     1997              1996               1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $ 161,140         $ 152,445         $ 160,740
  Fixed maturities - held to maturity                    26,936            33,419            33,458
  Equity securities                                          76                44               104
  Mortgage loans on real estate                           2,585             5,669             7,757
  Investment real estate                                      -               613               647
  Policy loans                                           37,398            33,449            29,775
  Short-term investments                                 22,011            16,780            15,092
  Other                                                  14,920             9,438             3,949
                                               ----------------- ----------------- -----------------
  Gross investment income                               265,066           251,857           251,522
    Less: investment expenses                            (5,432)           (4,529)           (4,904)
                                               ----------------- ----------------- -----------------
  Net investment income                               $ 259,634         $ 247,328         $ 246,618
                                               ================= ================= =================



REALIZED INVESTMENT GAINS ,NET including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $   9,039         $   9,036         $  11,359
  Fixed maturities - held to maturity                       821                 -                 -
  Equity securities                                           8               781             2,020
  Mortgage loans on real estate                             797             1,677               (90)
  Investment real estate                                      -               487               (99)
  Other                                                     309            (1,146)               10
                                               ----------------- ----------------- -----------------

  Realized investment gains, net                      $  10,974         $  10,835         $  13,200
                                               ================= ================= =================


NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

   Balance, beginning of year                         $  14,104         $  32,056         $ (41,761)
   Changes in unrealized investment gains
      (losses) attributable to:
     Fixed maturities                                    10,631           (43,853)          110,932
     Equity securities                                      571             1,403                68
     Participating group annuity contracts                1,292            (3,855)            5,092
     Deferred policy acquisition costs                   (8,412)           17,321           (25,214)
     Deferred federal income taxes                       (1,057)           11,032           (17,061)
                                               ----------------- ----------------- -----------------
   Balance, end of year                               $  17,129         $  14,104         $  32,056
                                               ================= ================= =================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  ---------------------
                                                                              (In Thousands)
     Current tax expense:
        U.S.                                                  $71,989                $59,489                $65,131
        State and local                                         1,337                    703                  1,876
        Foreign                                                    --                      4                      7
                                                   ---------------------  ---------------------  ---------------------
        Total                                                  73,326                 60,196                 67,014
                                                   ---------------------  ---------------------  ---------------------

     Deferred tax (benefit) expense:
        U.S.                                                  (11,458)                18,413                 12,196
        State and local                                            --                    526                    348
                                                   ---------------------  ---------------------  ---------------------
        Total                                                 (11,458)                18,939                 12,544
                                                   ---------------------  ---------------------  ---------------------

      Total income tax expense                                $61,868                $79,135                $79,558
                                                   =====================  =====================  =====================


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  --------------------
                                                                            (In Thousands)

     Expected federal income tax expense                     $58,885                 $79,925               $81,271
     State income taxes                                          869                   1,229                 2,224
     Other                                                     2,114                  (2,019)               (3,937)
                                                   ---------------------  ---------------------  ---------------------
     Total income tax expense                                $61,868                 $79,135               $79,558
                                                   =====================  =====================  ====================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES (CONTINUED)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                               1997                      1996
                                                                       --------------------      --------------------
                                                                                       (In Thousands)

     Deferred income tax assets
          Insurance reserves                                                   $  40,896                 $  38,532
                                                                       --------------------      --------------------
          Total deferred income tax assets                                        40,896                    38,532
                                                                       --------------------      --------------------

     Deferred income tax liabilities
          Deferred acquisition costs                                             168,702                   173,785
          Net investment gains                                                     8,161                    12,502
          Other                                                                    2,516                     1,205
                                                                       --------------------      --------------------
          Total deferred income tax liabilities                                  179,379                   187,492
                                                                       --------------------      --------------------

     Deferred federal income tax liabilities                                   $ 138,483                 $ 148,960
                                                                       ====================      ====================


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax assets that are realizable.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.


5. REINSURANCE

The Company assumes and cedes reinsurance with Prudential and other companies. The effect of reinsurance for the years ended December 31, is summarized as follows:

                                           1997          1996           1995
                                       -----------    -----------    -----------

Life insurance premiums

Gross Amount                           $    51,851    $    53,776   $    44,357
Ceded to other companies                    (3,724)        (3,379)       (2,268)
Assumed from other companies                 1,369          1,128          --
                                       -----------    -----------   -----------
Net amount                             $    49,496    $    51,525   $    42,089
                                       ===========    ===========   ===========

                                           1997          1996          1995
                                       -----------    -----------   -----------

Life insurance in force
Gross Amount                           $47,328,495    $47,430,580   $47,822,892
Ceded to other companies                (1,292,395)    (1,172,449)     (822,619)
                                       -----------    -----------   -----------
Net amount                             $46,036,100    $46,258,131   $47,000,273
                                       ===========    ===========   ===========

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6.  EQUITY

RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Banking and Insurance with net income and equity determined using GAAP.


                                                              1997                 1996                 1995
                                                         ------------------   ------------------   ------------------
                                                                              (In Thousands)

STATUTORY NET INCOME                                        $    12,778           $    48,846          $    113,565

Adjustments to reconcile to net income on a GAAP basis:
  Statutory income of subsidiaries                               18,553                25,001                44,186
  Deferred acquisition costs                                     38,003                48,862                (6,103)
  Deferred premium                                                1,144                 1,295                  (743)
  Insurance liabilities                                          26,517                28,662                32,665
  Deferred taxes                                                 11,458                (7,780)              (27,669)
  Valuation of investments                                          506                   365                 5,480
  Other, net                                                     (2,585)                3,971                (8,737)
                                                         ------------------   ------------------   ------------------
GAAP NET INCOME                                             $   106,374           $   149,222         $     152,644
                                                         ==================   ==================   ==================



                                                                     1997                    1996
                                                              --------------------   --------------------
                                                                               (In Thousands)
STATUTORY SURPLUS                                                  $   853,130             $   901,645

Adjustments to reconcile to equity on a GAAP basis:

     Valuation of investments                                           97,787                  95,411
     Deferred acquisition costs                                        655,242                 633,159
     Deferred premium                                                  (14,817)                (11,859)
     Insurance liabilities                                            (107,525)               (124,781)
     Deferred taxes                                                   (113,461)               (124,823)
     Other, net                                                        135,161                  30,229
                                                              --------------------   --------------------
GAAP STOCKHOLDER'S EQUITY                                          $ 1,505,517             $ 1,398,981
                                                              ====================   ====================


The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value.)

FIXED MATURITIES AND EQUITY SECURITIES
Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

MORTGAGE LOANS ON REAL ESTATE
The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

POLICY LOANS
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:


                                                     1997                                      1996
                                    -------------------------------------      --------------------------------------
                                                            ESTIMATED                                  ESTIMATED
                                      CARRYING VALUE       FAIR VALUE            CARRYING VALUE       FAIR VALUE
                                    ------------------ ------------------      ------------------ -------------------
                                                                    (In Thousands)

Financial Assets:
  Fixed maturities:
       Available for sale              $ 2,563,852         $ 2,563,852             $ 2,236,817         $ 2,236,817
       Held to maturity                    338,848             350,056                 405,731             416,102
  Equity securities                          1,982               1,982                   3,748               3,748
  Mortgage loans                            22,787              24,994                  46,915              46,692
  Policy loans                             703,955             703,605                 639,782             623,218
  Short-term investments                   316,355             316,355                 169,830             169,830
  Cash                                      71,358              71,358                  73,766              73,766
  Separate Account assets                8,022,079           8,022,079               5,336,851           5,336,851

Financial Liabilities:
  Policyholders'
    account balances                   $ 2,282,191         $ 2,282,191             $ 2,188,862          $ 2,188,862
  Cash  collateral for loaned
    securities                             143,421             143,421                      --                   --
  Separate Account liabilities           7,948,788           7,948,788               5,277,454            5,277,454
  Derivatives                                  653                 653                      --                   --

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

8. DERIVATIVE INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of liability positions in future instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $653 thousand at December 31, 1997. This includes the estimated fair values of outstanding derivative positions only and does not include the fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

9. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $139,489 thousand, $101,662 thousand and $98,119 thousand for the years ended December 31, 1997, 1996, and 1995, respectively.

REINSURANCE
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1997, 1996, and 1995.

10. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

11. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1997, the Company would be permitted a maximum of $15,260 thousand in dividend distribution in 1998, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        Report of Independent Accountants
                        ---------------------------------

To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's managememt; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP
New York, New York
March 23, 1998

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying consolidated statement of operations, changes in stockholder's equity, and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in stockholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

PRUSELECT(sm) II

VARIABLE LIFE

INSURANCE



[LOGO] PRUDENTIAL



Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone: 800 286-7754


CVUL-2 Ed. 5/98

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company represents that the fees and charges deducted under the variable universal life insurance contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION


The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 70 pages.

The undertaking to file reports.

The representation with respect to charges.

The signatures.

Written consents of the following persons:

       1.  Price Waterhouse LLP, independent accountants.
       2.  Deloitte & Touche LLP, independent auditors.
       3.  Clifford E. Kirsch, Esq.
       4.  Nancy D. Davis, FSA, MAAA

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

          A. (1) Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 3)
               (2)  Not Applicable.
               (3)  Distributing Contracts:
                    (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company. (Note 3)
                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 3)

                    (c)  Schedule of Sales Commissions. (Note 10)

               (4)  Not Applicable.


               (5)  Variable Universal Life Insurance Contracts. (Note 10)


                    (a) With the fixed-rate option. Note: this version was never sold and is no longer available for sale.
                    (b)  Without the fixed-rate option.
               (6)  (a)  Articles of Incorporation of Pruco Life Insurance
                         Company, as amended October 19, 1993. (Note 7)

                    (b) By-Laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 2)

               (7)  Not Applicable.
               (8)  Not Applicable.
               (9)  Not Applicable.
              (10)  (a)  Application Form for Variable Universal Life Insurance
                         Contract. (Note 7)

                    (b) Supplement to the Application for Variable Universal Life Insurance Contract. (Note 1)

              (11) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 9)

              (12)  Rider for Interim Term Insurance Benefit. (Note 10)

     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.

     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

     7.   Powers of Attorney.


          (a) William M. Bethke, Ira J. Kleinman, Mendel A. Melzer, Esther H. Milnes, I. Edward Price (Note 4)

          (b)   Kiyofumi Sakaguchi (Note 8)

          (c)   James J. Avery, Jr. (Note 5)

          (d)   James M. Schlomann (Note 6)


    27.   Financial Data Schedule (Note 1).

(Note 1)  Filed herewith.


(Note 2) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 3) Incorporated by reference to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the Pruco Life Variable Universal Account.


(Note 4) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 5) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-1, Registration No. 33-86780, filed April 9, 1998 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 7) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.


(Note 8) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed April 28, 1997 on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 25, 1996.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 10 to this
          Registration Statement, filed April 28, 1997.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 24th day of April, 1998.


(Seal)

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                  (Registrant)

                        By: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)


Attest: /s/ THOMAS C. CASTANO               By: /s/ ESTHER H. MILNES
        ---------------------------             -------------------------------
            Thomas C. Castano                       Esther H. Milnes
            Assistant Secretary                     President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 1998.


      SIGNATURE AND TITLE
      -------------------

/s/ *
-------------------------------
Esther H. Milnes
President and Director



/s/ *
-------------------------------
James M. Schlomann
Chief Accounting Officer and
Comptroller


/s/ *                                       *By: /s/ THOMAS C. CASTANO
-------------------------------                  -------------------------------
James J. Avery, Jr.                                  Thomas C. Castano
Director                                             (Attorney-in-Fact)


/s/ *
-------------------------------
William M. Bethke
Director


/s/ *
-------------------------------
Ira J. Kleinman
Director


/s/ *
-------------------------------
Mendel A. Melzer
Director


/s/ *
-------------------------------
I. Edward Price
Director


/s/ *
-------------------------------
Kiyofumi Sakaguchi
Director

                                  EXHIBIT INDEX


            Consent of Deloitte & Touche LLP, independent auditors.   Page II-6

            Consent of Price Waterhouse LLP, independent accountants. Page II-7

1.A.(10)(b) Supplement to the Application for Variable Universal
            Life Insurance Contracts.                                 Page II-8

         3. Opinion and Consent of Clifford E. Kirsch, Esq., as
            to the legality of the securities being registered.       Page II-9

         6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as
            to actuarial matters pertaining to the securities
            being registered.                                         Page II-10


        27. Financial Data Schedule.                                  Page II-11